UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2652

Name of Registrant:	Vanguard Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Total Stock Market Index Fund
Schedule of Investments
March 31, 2005

	Shares	Market Value ($000
COMMON STOCKS (99.3%)

Auto & Transportation (2.6%)
United Parcel Service, Inc.	4,444,786	$323,314
FedEx Corp.	1,188,255	111,637
Burlington Northern Santa Fe Corp.	1,490,287	80,371
Ford Motor Co.	6,936,097	78,586
Union Pacific Corp.	1,029,219	71,737
Harley-Davidson, Inc.	1,163,704	67,216
General Motors Corp.	2,227,375	65,463
Norfolk Southern Corp.	1,578,457	58,482
PACCAR, Inc.	684,482	49,550
Southwest Airlines Co.	3,090,715	44,012
CSX Corp.	847,256	35,288
Genuine Parts Co.	690,255	30,019
Expeditors International of Washington, Inc.	420,413	22,513
C.H. Robinson Worldwide, Inc.	336,466	17,338
J.B. Hunt Transport Services, Inc.	320,544	14,030
Polaris Industries, Inc.	171,173	12,021
Lear Corp.	270,573	12,003
* Yellow Roadway Corp.	191,653	11,219
Oshkosh Truck Corp.	135,170	11,083
BorgWarner, Inc.	220,372	10,728
* Navistar International Corp.	275,771	10,038
Delphi Corp.	2,215,206	9,924
Overseas Shipholding Group Inc.	155,527	9,784
Gentex Corp.	305,735	9,753
CNF Inc.	203,953	9,543
* The Goodyear Tire & Rubber Co.	691,536	9,232
Tidewater Inc.	225,317	8,756
* Laidlaw International Inc.	410,011	8,528
* Landstar System, Inc.	239,516	7,844
* JetBlue Airways Corp.	407,909	7,767
* TRW Automotive Holdings Corp.	390,700	7,591
Dana Corp.	589,200	7,536
* General Maritime Corp.	149,202	7,227
Alexander & Baldwin, Inc.	172,496	7,107
OMI Corp.	363,700	6,965
* AMR Corp.	635,888	6,804
Thor Industries, Inc.	225,762	6,753
* Swift Transportation Co., Inc.	289,346	6,406
Werner Enterprises, Inc.	312,752	6,077
Heartland Express, Inc.	296,531	5,679
USF Corp.	115,540	5,576
Knight Transportation, Inc.	222,988	5,501
Cooper Tire & Rubber Co.	295,201	5,420
Florida East Coast Industries, Inc. Class A	125,746	5,342
* Kansas City Southern	272,337	5,245
American Axle & Manufacturing Holdings, Inc.	205,034	5,023
Winnebago Industries, Inc.	137,240	4,337
Arkansas Best Corp.	113,158	4,275
ArvinMeritor, Inc.	270,817	4,190
Overnite Corp.	129,736	4,150
Wabtec Corp.	202,442	4,148
* EGL, Inc.	178,186	4,063
Skywest, Inc.	215,208	4,001
* Old Dominion Freight Line, Inc.	128,239	3,995
Modine Manufacturing Co.	131,038	3,843
* Kirby Corp.	91,269	3,836
Sauer-Danfoss, Inc.	160,430	3,631
Bandag, Inc.	75,060	3,526
* Aviall Inc.	125,021	3,501
Forward Air Corp.	82,141	3,498
* Pacer International, Inc.	137,218	3,278
* Alaska Air Group, Inc.	106,145	3,125
Wabash National Corp.	126,191	3,079
* Offshore Logistics, Inc.	89,676	2,988
Superior Industries International, Inc.	113,009	2,985
* AirTran Holdings, Inc.	329,659	2,983
* Northwest Airlines Corp. Class A	445,270	2,979
Visteon Corp.	497,926	2,843
* Continental Airlines, Inc. Class B	227,649	2,741
* ExpressJet Holdings, Inc.	238,033	2,716
* Wright Express Corp.	158,072	2,703
* Tenneco Automotive, Inc.	212,142	2,643
* Genesee & Wyoming Inc. Class A	91,856	2,380
Marine Products Corp.	138,921	2,335
* Fleetwood Enterprises, Inc.	268,076	2,332
The Greenbrier Cos., Inc.	62,127	2,180
* RailAmerica, Inc.	171,312	2,138
* SCS Transportation, Inc.	112,495	2,091
* Keystone Automotive Industries, Inc.	90,242	2,090
* TBC Corp.	73,472	2,047
Titan International, Inc.	142,039	2,041
* Gulfmark Offshore, Inc.	75,965	1,968
* Hub Group, Inc.	31,368	1,966
Maritrans Inc.	100,752	1,919
Arctic Cat, Inc.	65,873	1,782
* Delta Air Lines, Inc.	438,712	1,777
* AAR Corp.	127,028	1,728
Todd Shipyards Corp.	89,551	1,694
* Strattec Security Corp.	30,033	1,609
Monaco Coach Corp.	99,069	1,600
* Republic Airways Holdings Inc.	126,498	1,581
* Aftermarket Technology Corp.	85,227	1,406
* America West Holdings Corp. Class B	242,764	1,318
* Miller Industries, Inc.	99,590	1,289
* Covenant Transport, Inc.	70,854	1,247
Spartan Motors, Inc.	122,774	1,234
* Pinnacle Airlines Corp.	114,661	1,218
* Mesa Air Group Inc.	165,233	1,157
* Quality Distribution Inc.	101,240	1,098
* Impco Technologies Inc.	201,395	1,082
* Marten Transport, Ltd.	49,778	1,062
* MAIR Holdings, Inc.	112,380	1,002
* Stoneridge, Inc.	80,620	984
Coachmen Industries, Inc.	69,363	943
* Quantum Fuel Systems Technologies Worldwide, Inc.	202,954	940
* Seabulk International, Inc.	40,671	846
Quixote Corp.	37,877	821
* Frontier Airlines, Inc.	75,840	795
Standard Motor Products, Inc.	66,341	776
* Trailer Bridge, Inc.	66,146	635
* International Shipholding Corp.	39,361	598
* P.A.M. Transportation Services, Inc.	34,499	593
* Midwest Air Group Inc.	235,128	564
* U.S. Xpress Enterprises, Inc.	33,020	540
* Commercial Vehicle Group Inc.	26,293	526
* Hayes Lemmerz International, Inc.	100,500	523
* Dura Automotive Systems, Inc.	85,440	412
* Petroleum Helicopters, Inc.	11,915	357
* Central Freight Lines, Inc.	72,059	257
* Collins & Aikman Corp.	198,065	244
* Allied Holdings, Inc.	95,935	225
* Universal Truckload Services, Inc.	9,232	195
* FLYI, Inc.	131,960	168
* Sports Resorts International, Inc.	44,544	148
* Raytech Corp.	90,764	133
* Conrad Industries, Inc.	35,745	51
Bandag, Inc. Class A	538	23

		1,470,756

Consumer Discretionary (16.3%)
Wal-Mart Stores, Inc.	16,699,440	836,809
Home Depot, Inc.	8,659,374	331,134
* Time Warner, Inc.	17,386,896	305,140
The Walt Disney Co.	8,073,505	231,952
The News Corp., Inc.	13,171,626	222,864
Viacom Inc. Class B	6,347,306	221,077
Gillette Co.	3,954,615	199,629
* Google Inc.	1,082,748	195,447
* eBay Inc.	5,228,176	194,802
* Yahoo! Inc.	5,365,258	181,882
Target Corp.	3,602,074	180,176
Lowe's Cos., Inc.	3,100,184	176,989
McDonald's Corp.	4,957,567	154,379
Carnival Corp.	2,496,456	129,341
Kimberly-Clark Corp.	1,923,285	126,417
Liberty Media Corp.	11,512,459	119,384
NIKE, Inc. Class B	1,038,608	86,526
Cendant Corp.	4,151,723	85,276
* Sears Holdings Corp.	616,306	82,073
* Starbucks Corp.	1,567,377	80,971
Gannett Co., Inc.	1,019,766	80,643
Costco Wholesale Corp.	1,818,618	80,347
Clear Channel Communications, Inc.	2,326,717	80,202
Avon Products, Inc.	1,864,685	80,070
* DirecTV Group, Inc.	5,459,309	78,723
The Gap, Inc.	3,457,306	75,508
* Kohl's Corp.	1,340,832	69,227
Best Buy Co., Inc.	1,281,003	69,187
Waste Management, Inc.	2,286,652	65,970
The McGraw-Hill Cos., Inc.	754,754	65,852
Omnicom Group Inc.	738,493	65,371
* Las Vegas Sands Corp.	1,382,551	62,215
Staples, Inc.	1,961,453	61,648
* IAC/InterActiveCorp	2,765,724	61,593
* Electronic Arts Inc.	1,178,694	61,033
Marriott International, Inc. Class A	902,607	60,348
Yum! Brands, Inc.	1,155,173	59,849
J.C. Penney Co., Inc. (Holding Co.)	1,136,448	59,004
* Amazon.com, Inc.	1,604,416	54,983
* Apollo Group, Inc. Class A	728,584	53,959
Tribune Co.	1,255,093	50,041
Starwood Hotels & Resorts Worldwide, Inc.	820,949	49,282
TJX Cos., Inc.	1,984,615	48,881
* Bed Bath & Beyond, Inc.	1,186,766	43,364
Federated Department Stores, Inc.	681,132	43,347
May Department Stores Co.	1,149,281	42,546
* Coach, Inc.	742,171	42,029
* MGM Mirage, Inc.	547,180	38,751
Limited Brands, Inc.	1,579,153	38,373
Eastman Kodak Co.	1,130,330	36,792
International Game Technology	1,376,007	36,684
* Univision Communications Inc.	1,275,475	35,318
Mattel, Inc.	1,633,211	34,869
Royal Caribbean Cruises, Ltd.	761,407	34,027
Hilton Hotels Corp.	1,518,114	33,930
Washington Post Co. Class B	37,717	33,719
E.W. Scripps Co. Class A	643,355	31,364
Nordstrom, Inc.	552,526	30,599
* Liberty Media International Inc. Class A	690,992	30,224
Dollar General Corp.	1,327,103	29,077
* VeriSign, Inc.	1,007,645	28,919
Harrah's Entertainment, Inc.	441,562	28,516
* AutoZone Inc.	327,961	28,106
* Sirius Satellite Radio, Inc.	4,981,643	27,997
Cintas Corp.	675,228	27,894
* Office Depot, Inc.	1,232,465	27,336
R.R. Donnelley & Sons Co.	864,231	27,327
* Wynn Resorts Ltd.	386,737	26,198
* Fisher Scientific International Inc.	453,404	25,808
VF Corp.	434,988	25,725
* XM Satellite Radio Holdings, Inc.	806,388	25,401
Black & Decker Corp.	316,139	24,972
EchoStar Communications Corp. Class A	851,558	24,908
* Caesars Entertainment, Inc.	1,221,855	24,180
Estee Lauder Cos. Class A	529,418	23,813
Newell Rubbermaid, Inc.	1,084,304	23,790
Harman International Industries, Inc.	260,001	23,000
* Mohawk Industries, Inc.	263,270	22,194
Leggett & Platt, Inc.	753,169	21,751
* Toys R Us, Inc.	843,639	21,732
* Pixar, Inc.	221,907	21,647
New York Times Co. Class A	579,318	21,191
Knight Ridder	304,528	20,479
* Interpublic Group of Cos., Inc.	1,665,342	20,450
Family Dollar Stores, Inc.	663,926	20,157
Republic Services, Inc. Class A	599,043	20,056
Abercrombie & Fitch Co.	350,049	20,037
* AutoNation, Inc.	1,055,541	19,992
* Chico's FAS, Inc.	704,654	19,913
Tiffany & Co.	576,632	19,905
Darden Restaurants Inc.	635,103	19,485
Michaels Stores, Inc.	535,197	19,428
Aramark Corp. Class B	736,583	19,357
Mandalay Resort Group	266,377	18,777
CDW Corp.	328,032	18,593
Robert Half International, Inc.	679,824	18,328
Foot Locker, Inc.	615,232	18,026
* Weight Watchers International, Inc.	417,944	17,963
Boyd Gaming Corp.	343,868	17,933
Whirlpool Corp.	261,791	17,731
Wendy's International, Inc.	448,111	17,494
Ross Stores, Inc.	596,789	17,390
Station Casinos, Inc.	256,947	17,357
American Eagle Outfitters, Inc.	581,752	17,191
Alberto-Culver Co. Class B	359,144	17,189
Liz Claiborne, Inc.	425,025	17,056
* DreamWorks Animation SKG, Inc.	414,599	16,878
* Williams-Sonoma, Inc.	458,670	16,856
* Lamar Advertising Co. Class A	415,777	16,752
* Getty Images, Inc.	233,896	16,632
Fastenal Co.	299,424	16,561
Jones Apparel Group, Inc.	491,962	16,476
PETsMART, Inc.	570,306	16,396
RadioShack Corp.	634,823	15,553
ServiceMaster Co.	1,147,806	15,495
Manpower Inc.	355,350	15,465
Polo Ralph Lauren Corp.	397,002	15,404
* Urban Outfitters, Inc.	317,437	15,227
The Neiman Marcus Group, Inc. Class A	165,993	15,190
* Advance Auto Parts, Inc.	292,096	14,736
* Iron Mountain, Inc.	509,674	14,699
International Flavors & Fragrances, Inc.	371,917	14,691
The Stanley Works	322,304	14,591
Hasbro, Inc.	695,996	14,233
* ChoicePoint Inc.	349,554	14,021
* Career Education Corp.	403,751	13,832
The McClatchy Co. Class A	183,214	13,587
Outback Steakhouse	290,651	13,309
* Dollar Tree Stores, Inc.	454,804	13,066
Viacom Inc. Class A	370,342	12,977
* CarMax, Inc.	410,252	12,923
* Brinker International, Inc.	354,694	12,847
* Hewitt Associates, Inc.	479,451	12,753
* Monster Worldwide Inc.	449,159	12,599
Dex Media, Inc.	593,132	12,248
Circuit City Stores, Inc.	754,321	12,107
Regal Entertainment Group Class A	566,207	11,907
Sabre Holdings Corp.	541,434	11,847
OfficeMax, Inc.	347,255	11,633
International Speedway Corp.	210,062	11,396
Metro-Goldwyn-Mayer Inc.	939,626	11,229
Belo Corp. Class A	456,562	11,021
GTECH Holdings Corp.	465,654	10,957
* The Cheesecake Factory	306,869	10,878
* Activision, Inc.	728,133	10,776
* O'Reilly Automotive, Inc.	217,488	10,772
Reebok International Ltd.	233,464	10,342
Saks Inc.	563,860	10,178
* Service Corp. International	1,333,318	9,973
The Corporate Executive Board Co.	154,177	9,860
* Timberland Co.	137,658	9,764
* Barnes & Noble, Inc.	276,641	9,541
Harte-Hanks, Inc.	343,855	9,477
* Penn National Gaming, Inc.	319,888	9,398
Meredith Corp.	197,907	9,252
* Allied Waste Industries, Inc.	1,256,739	9,187
Applebee's International, Inc.	325,108	8,960
Dillard's Inc.	331,569	8,919
* ITT Educational Services, Inc.	180,499	8,754
John Wiley & Sons Class A	244,956	8,635
* Marvel Enterprises Inc.	429,742	8,595
* BJ's Wholesale Club, Inc.	274,706	8,532
* West Corp.	266,401	8,525
* Columbia Sportswear Co.	160,058	8,520
* Tech Data Corp.	229,161	8,493
Adesa, Inc.	363,390	8,489
The Toro Co.	95,827	8,481
* Pacific Sunwear of California, Inc.	302,508	8,464
Claire's Stores, Inc.	366,928	8,454
* PETCO Animal Supplies, Inc.	227,522	8,375
* Copart, Inc.	355,070	8,365
* Convergys Corp.	559,251	8,350
* Rent-A-Center, Inc.	303,602	8,291
MSC Industrial Direct Co., Inc. Class A	270,998	8,282
Choice Hotel International, Inc.	131,899	8,171
* Laureate Education Inc.	190,760	8,163
Borders Group, Inc.	306,359	8,155
* Entercom Communications Corp.	226,920	8,060
* Education Management Corp.	288,149	8,054
CBRL Group, Inc.	192,309	7,942
bebe stores, inc	232,688	7,900
* Scientific Games Corp.	344,143	7,864
* Westwood One, Inc.	383,541	7,805
* Sonic Corp.	233,398	7,795
Lee Enterprises, Inc.	179,195	7,777
The Brink's Co.	224,183	7,757
* Cogent Inc.	307,632	7,746
* Gemstar-TV Guide International, Inc.	1,669,973	7,264
Snap-On Inc.	228,340	7,259
* Tempur-Pedic International Inc.	386,390	7,210
* Fossil, Inc.	277,916	7,205
* Aeropostale, Inc.	219,542	7,190
* R.H. Donnelley Corp.	123,529	7,176
Regis Corp.	174,726	7,152
Talbots Inc.	223,508	7,148
* Valassis Communications, Inc.	204,451	7,148
* Citadel Broadcasting Corp.	519,392	7,131
* Dick's Sporting Goods, Inc.	191,213	7,023
* AnnTaylor Stores Corp.	272,685	6,978
* Take-Two Interactive Software, Inc.	177,162	6,927
American Greetings Corp. Class A	269,307	6,862
Reader's Digest Association, Inc.	391,032	6,769
* Panera Bread Co.	119,378	6,748
* Quiksilver, Inc.	230,218	6,683
SCP Pool Corp.	208,389	6,639
* Waste Connections, Inc.	189,660	6,591
* Tractor Supply Co.	150,932	6,588
Strayer Education, Inc.	57,887	6,560
* Gaylord Entertainment Co.	156,009	6,303
* Ask Jeeves, Inc.	224,434	6,302
Pier 1 Imports Inc.	345,555	6,299
* The Yankee Candle Co., Inc.	196,273	6,222
Nu Skin Enterprises, Inc.	274,223	6,173
Speedway Motorsports, Inc.	171,370	6,118
* Zale Corp.	204,870	6,089
* P.F. Chang's China Bistro, Inc.	101,009	6,040
* Men's Wearhouse, Inc.	142,776	6,027
Ruby Tuesday, Inc.	247,309	6,007
* United Stationers, Inc.	131,289	5,941
Ameristar Casinos, Inc.	106,899	5,845
* Scholastic Corp.	156,518	5,774
Media General, Inc. Class A	91,476	5,658
* GameStop Corp.	255,056	5,652
* Corinthian Colleges, Inc.	357,142	5,614
IKON Office Solutions, Inc.	565,597	5,594
* Earthlink, Inc.	619,926	5,579
* Coldwater Creek Inc.	297,153	5,491
* THQ Inc.	194,849	5,483
* Big Lots Inc.	455,259	5,472
* Guitar Center, Inc.	99,476	5,454
Pulitzer, Inc.	85,413	5,443
Journal Communications, Inc.	326,535	5,404
Blockbuster Inc. Class A	609,230	5,379
* Shuffle Master, Inc.	185,305	5,366
* Corrections Corp. of America REIT	139,016	5,366
* Argosy Gaming Co.	116,635	5,356
* Jack in the Box Inc.	144,266	5,352
* CNET Networks, Inc.	566,295	5,346
Catalina Marketing Corp.	206,092	5,338
* Linens 'n Things, Inc.	214,925	5,337
* Electronics Boutique Holdings Corp.	124,156	5,335
* CEC Entertainment Inc.	144,621	5,293
Tupperware Corp.	258,616	5,265
* Cabela's Inc.	254,825	5,257
* DeVry, Inc.	277,546	5,251
Arbitron Inc.	122,064	5,237
Hearst-Argyle Television Inc.	203,472	5,189
* Jarden Corp.	112,800	5,175
* InfoSpace, Inc.	126,567	5,168
Domino's Pizza, Inc.	275,900	5,157
Blyth, Inc.	161,610	5,146
* Stein Mart, Inc.	227,325	5,115
* Wesco International, Inc.	182,282	5,104
United Auto Group, Inc.	182,673	5,084
* Navigant Consulting, Inc.	186,226	5,071
ADVO, Inc.	135,281	5,066
Burlington Coat Factory Warehouse Corp.	176,132	5,055
* The Children's Place Retail Stores, Inc.	105,719	5,048
Rollins, Inc.	270,179	5,025
Wolverine World Wide, Inc.	231,198	4,955
* Resources Global Professionals	235,898	4,937
* Priceline.com, Inc.	193,447	4,875
K-Swiss, Inc.	146,582	4,842
* Texas Roadhouse, Inc.	171,980	4,829
* Tuesday Morning Corp.	166,204	4,798
* MPS Group, Inc.	453,447	4,766
* Life Time Fitness, Inc.	176,208	4,754
Ethan Allen Interiors, Inc.	146,937	4,702
Furniture Brands International Inc.	215,579	4,702
* USANA Health Sciences, Inc.	98,902	4,678
* Martha Stewart Living Omnimedia, Inc.	196,629	4,442
* United Natural Foods, Inc.	155,080	4,440
* Too Inc.	178,778	4,410
* Aztar Corp.	154,005	4,398
* Teletech Holdings Inc.	338,269	4,370
* The Advisory Board Co.	99,134	4,332
Maytag Corp.	309,838	4,328
World Fuel Services Corp.	133,868	4,217
* Labor Ready, Inc.	225,920	4,213
* Universal Technical Institute Inc.	114,388	4,209
Nautilus Inc.,	176,191	4,186
* Cumulus Media Inc.	290,133	4,134
* DoubleClick Inc.	535,889	4,126
Phillips-Van Heusen Corp.	154,178	4,107
* New York & Co., Inc.	204,200	4,098
* Emmis Communications, Inc.	212,528	4,085
Finish Line, Inc.	174,542	4,041
* Payless ShoeSource, Inc.	255,361	4,032
Banta Corp.	94,007	4,023
Matthews International Corp.	122,213	4,004
* Consolidated Graphics, Inc.	75,227	3,957
* ShopKo Stores, Inc.	177,680	3,948
* WMS Industries, Inc.	140,165	3,947
* Heidrick & Struggles International, Inc.	107,330	3,946
* Great Wolf Resorts, Inc.	156,779	3,912
* Radio One, Inc.	262,232	3,849
* Hot Topic, Inc.	175,983	3,845
* Red Robin Gourmet Burgers	75,351	3,836
IHOP Corp.	80,366	3,832
The Pep Boys (Manny, Moe & Jack)	217,407	3,822
* The Sports Authority, Inc.	138,385	3,806
* Overstock.com, Inc.	88,402	3,800
* Global Imaging Systems, Inc.	106,811	3,787
* Select Comfort Corp.	185,161	3,785
* Rare Hospitality International Inc.	122,529	3,784
* School Specialty, Inc.	96,562	3,781
ABM Industries Inc.	195,902	3,767
Aaron Rents, Inc. Class B	187,433	3,749
Kelly Services, Inc. Class A	128,526	3,700
Hollinger International, Inc.	336,745	3,670
* 99 Cents Only Stores	278,390	3,666
* PRIMEDIA Inc.	836,927	3,641
* RC2 Corp.	106,508	3,621
Callaway Golf Co.	279,955	3,583
* Build-A-Bear-Workshop, Inc.	116,400	3,568
* Papa John's International, Inc.	101,689	3,531
* Playtex Products, Inc.	389,875	3,509
* Central Garden and Pet Co.	79,179	3,473
Oakley, Inc.	267,208	3,426
* ProQuest Co.	93,403	3,376
Cato Corp. Class A	104,658	3,375
* Ventiv Health, Inc.	146,199	3,363
Movie Gallery, Inc.	117,007	3,356
* Helen of Troy Ltd.	122,130	3,344
Watson Wyatt & Co. Holdings	121,760	3,312
* Stage Stores, Inc.	85,775	3,293
* Genesco, Inc.	115,749	3,290
* Carter's, Inc.	82,700	3,287
MAXIMUS, Inc.	98,088	3,285
* The Warnaco Group, Inc.	134,576	3,235
Fred's, Inc.	186,592	3,204
G & K Services, Inc. Class A	79,121	3,188
* Cost Plus, Inc.	118,553	3,187
Mannatech, Inc.	161,080	3,149
* Dollar Thrifty Automotive Group, Inc.	95,448	3,129
* Travelzoo, Inc.	62,671	3,116
* Blue Nile Inc.	111,805	3,091
* AFC Enterprises, Inc.	119,922	3,059
* Vail Resorts Inc.	121,132	3,059
* Revlon, Inc. Class A	1,061,375	3,057
* Charles River Associates Inc.	61,416	3,031
* CSK Auto Corp.	171,447	3,026
* Central European Distribution Corp.	90,694	3,019
Bob Evans Farms, Inc.	128,119	3,004
* Charming Shoppes, Inc.	364,629	2,964
* Lakes Entertainment, Inc.	164,323	2,958
* CMGI Inc.	1,415,182	2,944
* Journal Register Co.	175,936	2,938
Kellwood Co.	101,926	2,934
Landry's Restaurants, Inc.	101,363	2,931
* FTI Consulting, Inc.	140,718	2,904
Viad Corp.	107,135	2,882
Oxford Industries, Inc.	78,672	2,879
Big 5 Sporting Goods Corp.	115,612	2,856
* Bright Horizons Family Solutions, Inc.	84,026	2,835
* Isle of Capri Casinos, Inc.	106,354	2,823
* California Pizza Kitchen, Inc.	120,345	2,821
* CKE Restaurants Inc.	177,609	2,815
* Insight Enterprises, Inc.	155,649	2,732
Amerco, Inc.	58,867	2,726
* NetFlix.com, Inc.	250,329	2,716
Chemed Corp.	35,422	2,709
La-Z-Boy Inc.	194,050	2,703
* Hartmarx Corp.	282,032	2,691
Liberty Corp.	65,657	2,662
* Brightpoint, Inc.	142,027	2,660
Oshkosh B' Gosh, Inc. Class A	87,093	2,656
* MarineMax, Inc.	85,176	2,656
* Hollywood Entertainment Corp.	200,358	2,639
Handleman Co.	138,538	2,627
* Midway Games Inc.	254,621	2,612
* Charter Communications, Inc.	1,613,127	2,581
* Crown Media Holdings, Inc.	286,184	2,578
* A.C. Moore Arts & Crafts, Inc.	96,079	2,561
Brown Shoe Co., Inc.	74,257	2,545
* Leapfrog Enterprises, Inc.	222,799	2,529
* Tetra Tech, Inc.	199,512	2,518
* Ryan's Restaurant Group, Inc.	173,199	2,517
* LodgeNet Entertainment Corp.	133,126	2,508
The Neiman Marcus Group, Inc. Class B	27,740	2,504
* Lifeline Systems, Inc.	81,885	2,483
* Jos. A. Bank Clothiers, Inc.	84,335	2,471
* Six Flags, Inc.	597,332	2,461
* Entravision Communications Corp.	274,677	2,436
* Hibbett Sporting Goods, Inc.	80,443	2,416
* United Online, Inc.	230,370	2,412
* ValueClick, Inc.	227,034	2,409
* Coinstar, Inc.	113,499	2,406
* Vertrue Inc.	67,111	2,378
* Clean Harbors Inc.	129,004	2,366
Cherokee Inc.	70,599	2,364
* Stamps.com Inc.	141,655	2,351
* Cox Radio, Inc.	139,505	2,345
Lone Star Steakhouse & Saloon, Inc.	80,485	2,326
* Skechers U.S.A., Inc.	149,672	2,317
* Korn/Ferry International	121,586	2,314
* Saga Communications, Inc.	143,451	2,310
* The Dress Barn, Inc.	126,724	2,309
Clark, Inc.	148,084	2,292
Russell Corp.	126,594	2,289
* Guess ?, Inc.	166,939	2,287
Kenneth Cole Productions, Inc.	77,796	2,267
* Radio One, Inc. Class D	152,170	2,245
* Lin TV Corp.	132,160	2,237
* America's Car-Mart, Inc.	63,650	2,232
Christopher & Banks Corp.	125,748	2,213
* Educate, Inc.	159,398	2,211
* aQuantive, Inc.	199,393	2,207
* Jo-Ann Stores, Inc.	78,533	2,206
Movado Group, Inc.	118,712	2,196
* Geo Group Inc.	76,836	2,196
* Insurance Auto Auctions, Inc.	78,378	2,183
* Insight Communications Co., Inc.	181,226	2,148
World Wrestling Entertainment, Inc.	176,901	2,123
* Pinnacle Entertainment, Inc.	127,105	2,123
Sonic Automotive, Inc.	93,377	2,121
* Group 1 Automotive, Inc.	80,419	2,115
Churchill Downs, Inc.	53,177	2,105
Jackson Hewitt Tax Service Inc.	99,600	2,084
* K2 Inc.	151,196	2,079
* Water Pik Technologies, Inc.	105,472	2,078
Pre-Paid Legal Services, Inc.	60,733	2,055
The Buckle, Inc.	58,800	2,053
* Dave & Busters, Inc.	109,541	2,048
* The Gymboree Corp.	159,891	2,005
* Kirkland's, Inc.	180,908	2,001
Central Parking Corp.	116,404	2,000
Gevity HR, Inc.	103,233	1,974
* ValueVision Media, Inc.	159,470	1,973
CDI Corp.	88,967	1,969
Triarc Cos., Inc. Class B	141,030	1,950
* 1-800 CONTACTS, Inc.	93,276	1,947
Renaissance Learning, Inc.	113,443	1,942
* Sirva Inc.	272,862	1,940
* EZCORP, Inc.	145,909	1,938
* Young Broadcasting Inc.	219,809	1,899
Thomas Nelson, Inc.	79,590	1,882
* Cache, Inc.	138,490	1,877
The Stride Rite Corp.	140,328	1,866
* J. Jill Group, Inc.	135,334	1,862
* Midas Inc.	81,536	1,861
infoUSA Inc.	176,480	1,855
Stanley Furniture Co., Inc.	39,067	1,847
* Cross Country Healthcare, Inc.	109,813	1,840
* SM& A Corp.	221,859	1,833
* Fisher Communications, Inc.	35,396	1,830
Angelica Corp.	65,253	1,827
* Perry Ellis International Corp.	80,879	1,815
* Casella Waste Systems, Inc.	136,492	1,806
* Worldwide Restaurant Concepts Inc.	353,461	1,803
* Elizabeth Arden, Inc.	75,458	1,791
* Alliance Gaming Corp.	185,626	1,780
Action Performance Cos., Inc.	134,310	1,777
* Wireless Facilities, Inc.	281,118	1,757
* Retail Ventures, Inc.	192,631	1,755
* CoStar Group, Inc.	47,495	1,750
Gray Television, Inc.	120,574	1,745
* Krispy Kreme Doughnuts, Inc.	226,796	1,730
* Salem Communications Corp.	83,301	1,716
Sinclair Broadcast Group, Inc.	212,629	1,707
American Woodmark Corp.	47,054	1,707
Bassett Furniture Industries, Inc.	85,431	1,683
* Beasley Broadcast Group, Inc.	94,529	1,681
* AMN Healthcare Services, Inc.	105,239	1,674
* Syms Corp.	126,348	1,674
* Marchex, Inc.	89,737	1,673
* O'Charley's Inc.	76,743	1,668
* Brookstone, Inc.	102,468	1,662
* Stewart Enterprises, Inc. Class A	267,902	1,648
Administaff, Inc.	112,664	1,645
* Forrester Research, Inc.	116,627	1,642
* Spanish Broadcasting System, Inc.	158,797	1,629
Carmike Cinemas, Inc.	43,644	1,627
* Perficient, Inc.	211,075	1,623
Blair Corp.	49,134	1,620
* PDI, Inc.	78,297	1,605
* Benihana Inc. Class A	103,826	1,574
* Navarre Corp.	197,870	1,573
* Kforce Inc.	142,905	1,570
Bowne & Co., Inc.	103,098	1,551
* Nexstar Broadcasting Group, Inc.	219,143	1,545
* Navigant International, Inc.	113,058	1,544
* The Pantry, Inc.	49,474	1,532
* Casual Male Retail Group, Inc.	236,042	1,532
* MTR Gaming Group Inc.	123,536	1,532
* Steak n Shake Co.	79,045	1,529
* Century Business Services, Inc.	372,386	1,527
* Charlotte Russe Holding Inc.	115,907	1,497
* ParkerVision, Inc.	188,367	1,477
* Bally Total Fitness Holding Corp.	421,488	1,467
Dover Motorsports, Inc.	290,063	1,465
* Pegasus Communications Corp.	109,544	1,455
* Learning Tree International, Inc.	100,259	1,445
UniFirst Corp.	36,057	1,439
* Rubio's Restaurants, Inc.	142,592	1,426
* Trans World Entertainment Corp.	96,664	1,424
* 24/7 Real Media, Inc.	437,283	1,421
* 4Kids Entertainment Inc.	64,105	1,417
Dover Downs Gaming & Entertainment, Inc.	113,747	1,416
* Deckers Outdoor Corp.	39,400	1,408
* Spherion Corp.	186,724	1,399
* Cenveo Inc.	247,160	1,394
Russ Berrie and Co., Inc.	72,535	1,389
* Hampshire Group, Ltd.	34,729	1,387
* Pegasus Solutions Inc.	116,889	1,382
* Source Interlink Cos., Inc.	122,365	1,377
* JAKKS Pacific, Inc.	63,783	1,369
Lawson Products, Inc.	28,856	1,350
* Universal Electronics, Inc.	79,866	1,348
The Marcus Corp.	65,340	1,339
* 1-800-FLOWERS.COM, Inc.	176,835	1,339
* FindWhat.com	128,784	1,335
* iVillage Inc.	213,125	1,298
* Checkers Drive-In Restaurants, Inc.	98,128	1,296
* Volt Information Sciences Inc.	53,375	1,289
* Monarch Casino & Resort, Inc.	64,518	1,284
* Sharper Image Corp.	77,045	1,280
National Presto Industries, Inc.	31,468	1,268
* JAMDAT Mobile Inc.	73,500	1,267
* TiVo Inc.	242,755	1,255
* GSI Commerce, Inc.	91,196	1,234
* Shoe Carnival, Inc.	69,700	1,220
* West Marine, Inc.	56,557	1,202
Libbey, Inc.	56,134	1,179
Courier Corp.	22,265	1,168
* S& K Famous Brands Inc.	71,658	1,166
* DiamondCluster International, Inc.	72,419	1,166
* Candie's, Inc.	251,896	1,159
* Steinway Musical Instruments Inc.	38,650	1,158
* Greenfield Online, Inc.	58,803	1,155
* Luby's, Inc.	149,046	1,155
* Steven Madden, Ltd.	68,849	1,149
* SOURCECORP, Inc.	56,378	1,135
* Playboy Enterprises, Inc. Class B	87,937	1,134
* NetRatings, Inc.	74,370	1,134
* Pfsweb Inc.	424,175	1,103
* Asbury Automotive Group, Inc.	71,394	1,099
* Department 56 Inc.	62,888	1,098
* Innotrac Corp.	124,230	1,092
Sturm, Ruger & Co., Inc.	154,344	1,070
Traffix, Inc.	211,576	1,068
* Alderwoods Group, Inc.	85,558	1,064
* Hudson Highland Group, Inc.	62,226	1,063
Superior Uniform Group, Inc.	77,497	1,060
Goody's Family Clothing	117,010	1,057
* Multimedia Games Inc.	134,544	1,044
* Exponent, Inc.	43,534	1,040
* Conn's, Inc.	55,283	1,039
* Lazare Kaplan International, Inc.	90,848	1,037
Allen Organ Co.	15,974	1,030
The Topps Co., Inc.	111,554	1,027
Cadmus Communications	70,686	998
Triarc Cos., Inc. Class A	69,353	985
* Mothers Work, Inc.	70,506	975
* Friendly Ice Cream Corp.	116,093	946
* Century Casinos, Inc.	102,732	932
* Rentrak Corp.	83,532	926
* Lightbridge, Inc.	151,877	919
* Carriage Services, Inc.	163,114	909
* Medical Staffing Network Holdings, Inc.	136,815	904
* Harris Interactive Inc.	190,456	878
* Monro Muffler Brake, Inc.	33,983	877
Blockbuster Inc. Class B	104,887	877
* Daily Journal Corp.	19,475	865
Lithia Motors, Inc.	33,516	858
* Party City Corp.	58,480	856
Startek, Inc.	50,679	851
* The Princeton Review, Inc.	151,842	837
* WPT Enterprises Inc.	43,800	819
* Total Entertainment Restaurant Corp.	71,259	812
* Greg Manning Auctions, Inc.	80,550	811
* Digital Generation Systems	628,015	810
* BJ's Restaurants Inc.	41,718	809
Inter Parfums, Inc.	55,722	802
* SITEL Corp.	407,591	799
* First Consulting Group, Inc.	152,057	791
* PriceSmart, Inc.	107,350	788
* Bombay Co.	147,477	782
L.S. Starrett Co. Class A	40,264	781
* iPass Inc.	127,408	780
* Alloy, Inc.	131,031	770
* LECG Corp.	39,122	767
* Interstate Hotels & Resorts, Inc.	158,053	762
* Cornell Companies, Inc.	60,116	757
CPI Corp.	48,991	740
* LookSmart, Ltd.	828,501	737
* On Assignment, Inc.	143,765	733
* Regent Communications, Inc.	134,799	721
* Main Street Restaurant Group Inc.	291,628	720
* FTD Group, Inc.	59,200	717
* CKX, Inc.	29,255	713
Deb Shops, Inc.	25,240	712
* Atari, Inc.	219,969	695
* Buca, Inc.	110,676	695
* Digital Theater Systems Inc.	36,792	666
* Enesco Group, Inc.	100,183	666
* The Smith & Wollensky Restaurant Group, Inc.	124,725	666
ARK Restaurants Corp.	19,776	650
* Advanced Marketing Services	105,123	631
* Strategic Distribution, Inc.	48,212	627
Haverty Furniture Cos., Inc.	40,999	625
* Digital Impact, Inc.	179,209	618
* Applica Inc.	119,109	603
* Nashua Corp.	68,715	598
* LKQ Corp.	29,102	584
* Management Network Group Inc.	242,690	575
* PLATO Learning, Inc.	72,683	567
Hancock Fabrics, Inc.	76,026	566
* Franklin Electronic Publishers, Inc.	145,340	564
* Trump Hotels & Casino Resorts, Inc.	348,413	561
* Raindance Communications, Inc.	222,249	558
ILX Resorts Inc.	52,976	542
* Paxson Communications Corp.	785,138	542
Schawk, Inc.	29,089	531
* PC Connection, Inc.	90,435	531
* Empire Resorts Inc.	73,329	530
* Drugstore.com, Inc.	202,102	521
* Metro One Telecommunications, Inc.	387,463	519
Fedders Corp.	186,089	517
* Verticalnet, Inc.	594,197	517
* The Wet Seal, Inc. Class A	148,472	517
* Edgewater Technology, Inc.	122,375	511
* ICT Group, Inc.	45,209	509
* eMerge Interactive, Inc.	593,233	504
Saucony Inc.	21,900	502
* Tweeter Home Entertainment Group, Inc.	87,665	488
Weyco Group, Inc.	11,130	487
* The Boyds Collection, Ltd.	208,733	484
CSS Industries, Inc.	13,098	479
* SPEEDUS Corp.	229,449	477
* Big Dog Holdings, Inc.	74,820	473
Haggar Corp.	23,120	467
* Neoforma, Inc.	58,650	466
* NIC Inc.	95,015	453
* Gander Mountain Co.	34,133	447
* Correctional Services Corp.	178,160	445
* Wyndham International, Inc. Class A	545,030	436
* Synagro Technologies Inc.	91,290	429
* Systemax Inc.	76,352	415
* Oneida Ltd.	165,390	413
* Autobytel Inc.	81,924	413
* Medialink Worldwide, Inc.	104,215	404
* Emerson Radio Corp.	113,713	400
* Concord Camera Corp.	217,510	394
* eCOST.com Inc.	54,500	371
* Restoration Hardware, Inc.	63,833	364
* Internap Network Services Corp.	605,942	357
Rock of Ages Corp.	53,900	356
* Salton, Inc.	163,800	355
* Onvia.com, Inc.	65,488	335
Stephan Co.	73,507	331
* Nobel Learning Communities, Inc.	39,050	326
* Register.com, Inc.	52,578	309
Knape & Vogt Manufacturing Co.	24,296	304
* Rush Enterprises, Inc. Class B	17,706	298
* Buffalo Wild Wings Inc.	7,784	294
* GameStop Corp. Class B	12,367	276
* Wilsons The Leather Experts Inc.	54,055	258
* APAC Teleservices, Inc.	202,468	253
* Whitehall Jewellers, Inc.	34,072	242
Ambassadors Group, Inc.	6,759	226
* Spherix Inc.	75,036	225
* COMFORCE Corp.	96,292	212
* Gartner, Inc. Class B	21,667	203
* Gallery of History, Inc.	60,532	186
* Brillian Corp.	104,963	186
Aaron Rents, Inc.	10,125	180
* Vermont Teddy Bear Co., Inc.	32,682	175
* EasyLink Services Corp.	168,481	168
Fastclick, Inc.	13,600	163
* National Technical Systems, Inc.	35,797	154
* Rainmaker Systems, Inc.	223,992	134
* VCampus Corp.	88,198	132
* Catalina Lighting, Inc.	23,200	128
* Cellstar Corp.	54,675	127
* Benihana Inc.	8,400	125
* Finlay Enterprises, Inc.	7,467	99
* Mayor's Jeweler's, Inc.	151,566	98
Star Buffet, Inc.	12,736	94
* REX Stores Corp.	6,324	89
News Corp., Inc., Class B	4,600	81
Escalade, Inc.	5,115	70
* Protection One, Inc. Com New	2,271	64
* Interep National Radio Sales, Inc.	98,600	52
* Trm Corporation	2,150	43
* LQ Corp. Inc.	15,985	27
* Geerlings & Wade Inc.	30,636	26
* Major Automotive Cos., Inc.	17,395	18
* America Online Latin America, Inc.	125,763	18
* Gadzooks, Inc.	257,226	11
* DGSE Companies, Inc.	4,000	10
* Onstream Media Corp	5,529	9
Escrow Bush Industries, Inc.	135,417	7
* Fresh Choice, Inc.	43,708	7
* CTI Industries Corp.	2,904	5
* IAC Interactivecorp 1.99% Cvt. Pfd.	76	4
* Provo International Inc.	35,123	2
* Headway Corporate Resources, Inc.	152,392	1
* IAC InterActiveCorp Warrants Exp. 2/4/2009	38	1

		9,368,100

Consumer Staples (6.7%)
Altria Group, Inc.	8,094,044	529,270
The Procter & Gamble Co.	9,947,346	527,209
The Coca-Cola Co.	9,540,687	397,560
PepsiCo, Inc.	6,642,507	352,252
Kraft Foods Inc.	6,742,965	222,855
Walgreen Co.	4,040,195	179,465
Anheuser-Busch Cos., Inc.	3,158,634	149,688
Colgate-Palmolive Co.	2,094,225	109,256
Sysco Corp.	2,521,501	90,270
CVS Corp.	1,566,761	82,443
General Mills, Inc.	1,502,211	73,834
Kellogg Co.	1,615,606	69,907
Sara Lee Corp.	3,116,551	69,063
Hershey Foods Corp.	970,458	58,674
Wm. Wrigley Jr. Co.	885,678	58,074
ConAgra Foods, Inc.	2,083,780	56,304
The Clorox Co.	841,462	53,004
H.J. Heinz Co.	1,388,521	51,153
Reynolds American Inc.	584,717	47,122
* The Kroger Co.	2,937,973	47,096
Campbell Soup Co.	1,618,753	46,976
Coca-Cola Enterprises, Inc.	1,849,582	37,953
UST, Inc.	651,669	33,691
* Safeway, Inc.	1,760,133	32,615
Albertson's, Inc.	1,447,179	29,884
The Pepsi Bottling Group, Inc.	986,382	27,471
Brown-Forman Corp. Class B	478,944	26,222
Molson Coors Brewing Co. Class B	329,218	25,406
Whole Foods Market, Inc.	243,889	24,908
Tyson Foods, Inc.	1,392,748	23,231
* Constellation Brands, Inc. Class A	423,164	22,373
* Dean Foods Co.	603,137	20,688
McCormick & Co., Inc.	542,309	18,672
SuperValu Inc.	536,473	17,891
Hormel Foods Corp.	547,190	17,023
* Smithfield Foods, Inc.	437,028	13,788
PepsiAmericas, Inc.	541,561	12,272
J.M. Smucker Co.	229,881	11,563
* 7-Eleven, Inc.	443,140	10,644
Pilgrim's Pride Corp.	262,742	9,385
* Del Monte Foods Co.	827,515	8,979
Church & Dwight, Inc.	243,852	8,649
* Rite Aid Corp.	2,041,230	8,083
Fresh Del Monte Produce Inc.	226,587	6,915
* NBTY, Inc.	263,740	6,617
Tootsie Roll Industries, Inc.	212,794	6,384
Ralcorp Holdings, Inc.	115,628	5,475
Seaboard Corp.	4,950	5,311
Longs Drug Stores, Inc.	151,005	5,167
* Performance Food Group Co.	183,531	5,080
Flowers Foods, Inc.	173,045	4,882
Universal Corp. (VA)	100,477	4,599
Sensient Technologies Corp.	192,940	4,160
Chiquita Brands International, Inc.	150,302	4,025
Ruddick Corp.	173,220	4,010
Weis Markets, Inc.	97,740	3,604
Vector Group Ltd.	226,210	3,479
Casey's General Stores, Inc.	186,335	3,348
* Hansen Natural Corp.	52,400	3,148
Nash-Finch Co.	68,550	2,604
Schweitzer-Mauduit International, Inc.	75,795	2,543
* Hain Celestial Group, Inc.	133,353	2,486
* The Great Atlantic & Pacific Tea Co., Inc.	166,427	2,480
Lance, Inc.	150,064	2,411
Sanderson Farms, Inc.	53,657	2,318
* Provide Commerce Inc.	78,911	2,279
Coca-Cola Bottling Co.	41,738	2,183
* Smart & Final Inc.	170,916	2,078
* Peet's Coffee & Tea Inc.	82,279	2,028
Farmer Brothers, Inc.	81,870	1,961
American Italian Pasta Co.	63,939	1,752
* M& F Worldwide Corp.	126,068	1,682
* John B. Sanfilippo & Son, Inc.	62,658	1,540
Ingles Markets, Inc.	115,588	1,540
* Boston Beer Co., Inc. Class A	68,547	1,501
* Green Mountain Coffee Roasters, Inc.	58,978	1,415
Nature's Sunshine Inc.	77,214	1,326
J & J Snack Foods Corp.	28,091	1,315
* Pathmark Stores, Inc.	206,576	1,303
* Wild Oats Markets Inc.	110,691	1,177
Standard Commercial Tobacco Co.	59,125	1,100
Dimon Inc.	141,238	883
* Todhunter International, Inc.	66,686	870
* Nutraceutical International Corp.	54,319	861
Rocky Mountain Chocolate Factory, Inc.	34,912	861
* Lifeway Foods, Inc.	100,049	850
* Star Scientific, Inc.	105,047	556
* National Beverage Corp.	49,566	404
* Nutrition 21 Inc.	310,016	397
Arden Group Inc. Class A	5,228	371
* Redhook Ale Brewery, Inc.	96,120	336
* Maui Land & Pineapple Co., Inc.	7,344	315
* Omega Protein Corp.	43,100	294
* Diedrich Coffee, Inc.	48,719	242
* Seneca Foods Corp.	11,200	190
* The Penn Traffic Co.	65,411	3

		3,837,525

Financial Services (21.0%)
Citigroup, Inc.	20,464,894	919,692
Bank of America Corp.	15,927,823	702,417
American International Group, Inc.	10,273,950	569,280
JPMorgan Chase &Co.	14,047,988	486,060
Wells Fargo & Co.	6,671,664	398,966
Wachovia Corp.	6,262,002	318,799
American Express Co.	4,949,647	254,263
Morgan Stanley	4,288,224	245,501
U.S. Bancorp	7,362,791	212,196
The Goldman Sachs Group, Inc.	1,902,960	209,307
Fannie Mae	3,816,820	207,826
Merrill Lynch & Co., Inc.	3,661,941	207,266
Freddie Mac	2,715,333	171,609
Allstate Corp.	2,732,766	147,733
Washington Mutual, Inc.	3,440,784	135,911
First Data Corp.	3,381,267	132,918
MBNA Corp.	5,038,276	123,690
Prudential Financial, Inc.	2,046,671	117,479
Metropolitan Life Insurance Co.	2,958,100	115,662
Automatic Data Processing, Inc.	2,328,427	104,663
Lehman Brothers Holdings, Inc.	1,089,194	102,559
SunTrust Banks, Inc.	1,412,752	101,817
Fifth Third Bancorp	2,332,165	100,236
St. Paul Travelers Cos., Inc.	2,637,213	96,865
The Bank of New York Co., Inc.	3,063,659	88,999
BB& T Corp.	2,186,368	85,443
National City Corp.	2,550,374	85,438
SLM Corp.	1,692,893	84,374
The Hartford Financial Services Group Inc.	1,148,943	78,772
AFLAC Inc.	1,999,868	74,515
Golden West Financial Corp.	1,207,503	73,054
Progressive Corp. of Ohio	789,550	72,449
Countrywide Financial Corp.	2,220,575	72,080
Capital One Financial Corp.	962,381	71,957
Franklin Resources Corp.	985,869	67,680
Marsh & McLennan Cos., Inc.	2,053,033	62,453
The Chubb Corp.	753,207	59,707
Regions Financial Corp.	1,822,233	59,040
State Street Corp.	1,326,069	57,976
PNC Financial Services Group	1,113,458	57,321
Charles Schwab Corp.	5,388,584	56,634
Loews Corp.	731,558	53,799
Genworth Financial Inc.	1,927,861	53,055
Simon Property Group, Inc. REIT	871,712	52,808
KeyCorp	1,604,202	52,056
North Fork Bancorp, Inc.	1,844,958	51,179
Paychex, Inc.	1,491,403	48,948
CIGNA Corp.	542,373	48,434
Equity Office Properties Trust REIT	1,588,903	47,874
Mellon Financial Corp.	1,671,984	47,718
The Principal Financial Group, Inc.	1,235,933	47,571
M & T Bank Corp.	461,777	47,129
Moody's Corp.	582,845	47,129
Bear Stearns Co., Inc.	406,572	40,617
* SunGard Data Systems, Inc.	1,137,341	39,238
Northern Trust Corp.	866,869	37,657
Comerica, Inc.	675,941	37,231
Marshall & Ilsley Corp.	881,171	36,789
AmSouth Bancorp	1,394,938	36,199
UnionBanCal Corp.	589,701	36,119
Equity Residential REIT	1,104,972	35,591
Vornado Realty Trust REIT	495,837	34,347
Synovus Financial Corp.	1,220,219	33,995
H & R Block, Inc.	663,758	33,573
Sovereign Bancorp, Inc.	1,478,100	32,755
Legg Mason Inc.	415,241	32,447
Ambac Financial Group, Inc.	427,801	31,978
CIT Group Inc.	831,470	31,596
Lincoln National Corp.	694,145	31,334
* Fiserv, Inc.	770,153	30,652
T. Rowe Price Group Inc.	511,235	30,357
MBIA, Inc.	565,008	29,539
General Growth Properties Inc. REIT	862,607	29,415
Cincinnati Financial Corp.	663,893	28,952
Public Storage, Inc. REIT	507,581	28,902
Aon Corp.	1,245,701	28,452
* CNA Financial Corp.	1,009,526	28,327
Hudson City Bancorp, Inc.	738,093	26,977
ProLogis REIT	725,444	26,914
Archstone-Smith Trust REIT	788,054	26,880
Jefferson-Pilot Corp.	538,421	26,410
Plum Creek Timber Co. Inc. REIT	723,199	25,818
White Mountains Insurance Group Inc.	42,422	25,814
Boston Properties, Inc. REIT	427,022	25,720
Popular, Inc.	1,050,947	25,559
The Chicago Mercantile Exchange	130,307	25,283
SAFECO Corp.	510,388	24,861
Zions Bancorp	353,815	24,420
MGIC Investment Corp.	388,641	23,967
Kimco Realty Corp. REIT	438,718	23,647
* TD Banknorth, Inc.	739,226	23,093
Host Marriott Corp. REIT	1,368,368	22,660
Torchmark Corp.	432,620	22,583
Compass Bancshares Inc.	484,806	22,010
Fidelity National Financial, Inc.	667,401	21,984
Huntington Bancshares Inc.	911,669	21,789
Commerce Bancorp, Inc.	625,938	20,324
UnumProvident Corp.	1,169,346	19,902
First Horizon National Corp.	487,264	19,875
* Providian Financial Corp.	1,154,759	19,816
Hibernia Corp. Class A	612,906	19,619
Total System Services, Inc.	776,669	19,409
Avalonbay Communities, Inc. REIT	283,828	18,985
New York Community Bancorp, Inc.	1,044,459	18,967
Assurant, Inc.	551,525	18,586
iStar Financial Inc. REIT	438,680	18,065
* WellChoice Inc.	330,516	17,620
Radian Group, Inc.	366,095	17,477
* E*TRADE Financial Corp.	1,446,499	17,358
Transatlantic Holdings, Inc.	259,581	17,189
* The Dun & Bradstreet Corp.	277,544	17,055
* Ameritrade Holding Corp.	1,662,003	16,969
Duke Realty Corp. REIT	561,163	16,751
Old Republic International Corp.	718,680	16,738
Student Loan Corp.	78,900	16,491
Equifax, Inc.	537,194	16,486
W.R. Berkley Corp.	331,675	16,451
Developers Diversified Realty Corp. REIT	403,307	16,031
Associated Banc-Corp	510,161	15,932
Mercantile Bankshares Corp.	311,950	15,866
* DST Systems, Inc.	331,440	15,306
People's Bank	369,957	15,150
TCF Financial Corp.	549,239	14,912
* The First Marblehead Corp.	258,141	14,851
SEI Corp.	406,647	14,704
* AmeriCredit Corp.	619,954	14,532
Leucadia National Corp.	423,023	14,531
The PMI Group Inc.	379,142	14,411
* CheckFree Corp.	353,416	14,405
A.G. Edwards & Sons, Inc.	312,744	14,011
Apartment Investment & Management Co. Class A REIT	373,604	13,898
City National Corp.	193,608	13,518
* Markel Corp.	38,851	13,412
Janus Capital Group Inc.	944,965	13,182
Commerce Bancshares, Inc.	272,878	13,153
Erie Indemnity Co. Class A	250,300	13,046
Liberty Property Trust REIT	334,004	13,043
Independence Community Bank Corp.	331,172	12,916
* Alliance Data Systems Corp.	319,121	12,892
Investors Financial Services Corp.	261,415	12,786
Brown & Brown, Inc.	272,063	12,539
Nuveen Investments, Inc. Class A	364,533	12,511
Eaton Vance Corp.	531,428	12,457
The Macerich Co. REIT	233,389	12,435
AMB Property Corp. REIT	326,325	12,335
Health Care Properties Investors REIT	523,606	12,289
Unitrin, Inc.	269,946	12,256
* Conseco, Inc.	594,863	12,147
Federated Investors, Inc.	428,059	12,118
Dow Jones & Co., Inc.	322,667	12,058
Mercury General Corp.	215,012	11,882
Weingarten Realty Investors REIT	337,830	11,659
First American Corp.	349,331	11,507
Astoria Financial Corp.	452,973	11,460
Regency Centers Corp. REIT	240,202	11,441
Trizec Properties, Inc. REIT	599,579	11,392
Sky Financial Group, Inc.	419,714	11,257
Mills Corp. REIT	211,511	11,189
American National Insurance Co.	104,476	11,064
United Dominion Realty Trust REIT	522,737	10,910
Fulton Financial Corp.	500,312	10,902
Colonial BancGroup, Inc.	527,180	10,818
Catellus Development Corp. REIT	404,444	10,778
Protective Life Corp.	273,788	10,760
Hospitality Properties Trust REIT	265,101	10,705
* CapitalSource Inc.	464,285	10,679
Ryder System, Inc.	253,520	10,572
Reinsurance Group of America, Inc.	246,137	10,481
Arthur J. Gallagher & Co.	362,519	10,441
Thornburg Mortgage, Inc. REIT	368,222	10,325
New Plan Excel Realty Trust REIT	403,559	10,133
Mack-Cali Realty Corp. REIT	238,870	10,116
Valley National Bancorp	389,341	10,037
Capitol Federal Financial	289,624	10,033
Federal Realty Investment Trust REIT	204,472	9,886
Reckson Associates Realty Corp. REIT	317,949	9,761
* CB Richard Ellis Group, Inc.	278,894	9,758
Rayonier Inc. REIT	195,785	9,697
HCC Insurance Holdings, Inc.	268,126	9,695
Global Payments Inc.	149,333	9,630
Camden Property Trust REIT	204,320	9,609
Webster Financial Corp.	211,511	9,605
* BOK Financial Corp.	233,794	9,511
StanCorp Financial Group, Inc.	112,061	9,501
Bank of Hawaii Corp.	207,653	9,398
HRPT Properties Trust REIT	788,353	9,389
Doral Financial Corp.	426,013	9,325
Cullen/Frost Bankers, Inc.	203,614	9,193
Wilmington Trust Corp.	261,755	9,188
Fair, Isaac, Inc.	265,782	9,154
Pan Pacific Retail Properties, Inc. REIT	159,732	9,065
SL Green Realty Corp. REIT	160,236	9,008
FirstMerit Corp.	334,810	8,960
American Financial Group, Inc.	290,471	8,946
Friedman, Billings, Ramsey Group, Inc. REIT	563,531	8,943
Annaly Mortgage Management Inc. REIT	474,789	8,907
Raymond James Financial, Inc.	291,079	8,820
New Century REIT, Inc.	187,863	8,796
Arden Realty Group, Inc. REIT	258,768	8,759
CBL & Associates Properties, Inc. REIT	121,830	8,712
Certegy, Inc.	250,036	8,656
Westcorp, Inc.	204,869	8,656
The South Financial Group, Inc.	279,035	8,522
* Alleghany Corp.	30,637	8,486
Jefferies Group, Inc.	223,695	8,429
Ventas, Inc. REIT	332,117	8,290
IndyMac Bancorp, Inc.	241,157	8,199
Commerce Group, Inc.	130,064	8,061
Nationwide Financial Services, Inc.	222,834	8,000
Washington Federal Inc.	341,898	7,970
Deluxe Corp.	198,286	7,904
CenterPoint Properties Corp. REIT	190,717	7,819
* Instinet Group Inc.	1,319,821	7,761
* Interactive Data Corp.	368,103	7,638
* Allmerica Financial Corp.	210,227	7,558
Shurgard Storage Centers, Inc. Class A REIT	181,638	7,444
* BISYS Group, Inc.	474,436	7,439
East West Bancorp, Inc.	198,540	7,330
AmerUs Group Co.	154,256	7,289
* Affiliated Managers Group, Inc.	116,970	7,256
Whitney Holdings Corp.	161,405	7,184
Realty Income Corp. REIT	313,380	7,170
UCBH Holdings, Inc.	178,688	7,130
WFS Financial, Inc.	162,190	6,998
BRE Properties Inc. Class A REIT	197,753	6,981
International Bancshares Corp.	200,415	6,948
Westamerica Bancorporation	132,216	6,845
* Philadelphia Consolidated Holding Corp.	87,857	6,812
Downey Financial Corp.	110,380	6,792
Healthcare Realty Trust Inc. REIT	185,922	6,775
CarrAmerica Realty Corp. REIT	214,510	6,768
* Nelnet, Inc.	211,900	6,745
First BanCorp Puerto Rico	158,887	6,713
Fremont General Corp.	304,132	6,688
Trustmark Corp.	228,516	6,627
First Niagara Financial Group, Inc.	501,414	6,624
MoneyGram International, Inc.	349,562	6,603
Health Care Inc. REIT	203,978	6,527
W Holding Co., Inc.	646,107	6,506
GATX Corp.	195,168	6,478
Waddell & Reed Financial, Inc.	326,111	6,437
Crescent Real Estate, Inc. REIT	392,229	6,409
Odyssey Re Holdings Corp.	255,832	6,406
Jack Henry & Associates Inc.	354,967	6,386
American Financial Realty Trust REIT	435,435	6,370
Park National Corp.	56,504	6,357
Colonial Properties Trust REIT	164,782	6,330
NewAlliance Bancshares, Inc.	450,961	6,313
Cathay General Bancorp	200,236	6,307
* Jones Lang Lasalle Inc.	134,927	6,294
* Danielson Holdings Corp.	364,296	6,284
BancorpSouth, Inc.	303,150	6,257
Hudson United Bancorp	177,339	6,251
* Kronos, Inc.	122,219	6,247
FactSet Research Systems Inc.	189,150	6,244
Essex Property Trust, Inc. REIT	90,476	6,237
* Silicon Valley Bancshares	140,940	6,210
* United Rentals, Inc.	306,613	6,197
First Industrial Realty Trust REIT	162,699	6,155
Prentiss Properties Trust REIT	177,315	6,057
First Citizens BancShares Class A	41,159	6,025
Brandywine Realty Trust REIT	211,608	6,010
* La Quinta Corp. REIT	706,381	6,004
Global Signal, Inc. REIT	199,804	5,986
First Midwest Bancorp, Inc.	183,684	5,966
Texas Regional Bancshares, Inc.	194,335	5,851
Equity One, Inc. REIT	279,863	5,762
Pennsylvania REIT	142,495	5,745
United Bankshares, Inc.	171,393	5,680
Capital Automotive REIT	171,359	5,675
Highwood Properties, Inc. REIT	211,525	5,673
Impac Mortgage Holdings, Inc. REIT	294,012	5,639
* Ohio Casualty Corp.	242,786	5,579
* PHH Corp.	254,678	5,570
Old National Bancorp	272,899	5,540
* ProAssurance Corp.	139,728	5,519
Susquehanna Bancshares, Inc.	226,362	5,519
BlackRock, Inc.	73,466	5,505
Heritage Property Investment Trust REIT	184,809	5,485
Kilroy Realty Corp. REIT	133,858	5,476
Taubman Co. REIT	197,193	5,470
* Sotheby's Holdings Class A	320,140	5,430
Pacific Capital Bancorp	180,341	5,371
MAF Bancorp, Inc.	128,792	5,350
Nationwide Health Properties, Inc. REIT	262,479	5,305
Delphi Financial Group, Inc.	123,338	5,304
* Arch Capital Group Ltd.	132,359	5,300
Gabelli Asset Management Inc.	117,908	5,265
National Financial Partners Corp.	132,226	5,263
Corus Bankshares Inc.	110,067	5,249
UMB Financial Corp.	92,087	5,242
Provident Financial Services Inc.	302,850	5,179
Zenith National Insurance Corp.	99,356	5,153
Selective Insurance Group	111,232	5,142
Advance America Cash Advance Centers Inc.	331,275	5,128
Maguire Properties, Inc. REIT	214,000	5,110
Home Properties, Inc. REIT	131,379	5,098
R.L.I. Corp.	122,826	5,091
Senior Housing Properties Trust REIT	304,902	5,086
Chittenden Corp.	194,162	5,062
Washington REIT	176,043	5,061
Hilb, Rogal and Hamilton Co.	141,351	5,060
Newcastle Investment Corp. REIT	170,634	5,051
Citizens Banking Corp.	170,954	5,019
* Alexander's, Inc. REIT	20,782	5,019
Southwest Bancorporation of Texas, Inc.	273,058	5,011
Cousins Properties, Inc. REIT	193,597	5,008
* CompuCredit Corp.	186,394	4,962
Alexandria Real Estate Equities, Inc. REIT	76,760	4,942
Greater Bay Bancorp	202,282	4,938
The Phoenix Cos., Inc.	381,234	4,872
Post Properties, Inc. REIT	156,907	4,870
* Knight Trading Group, Inc.	504,072	4,859
Santander BanCorp	184,451	4,857
* Universal American Financial Corp.	276,216	4,779
Flagstar Bancorp, Inc.	241,355	4,718
LandAmerica Financial Group, Inc.	94,299	4,718
Provident Bankshares Corp.	142,281	4,690
Central Pacific Financial Co.	138,575	4,663
Redwood Trust, Inc. REIT	90,650	4,639
Alfa Corp.	320,182	4,627
21st Century Insurance Group	330,762	4,614
* Nasdaq Stock Market Inc.	429,398	4,595
Umpqua Holdings Corp.	195,352	4,561
MB Financial, Inc.	118,873	4,553
American Home Mortgage Investment Corp. REIT	158,795	4,548
UICI	182,461	4,425
* First Federal Financial Corp.	86,076	4,391
S &T Bancorp, Inc.	123,402	4,368
Hanmi Financial Corp.	262,654	4,347
Commercial Capital Bancorp, Inc.	212,947	4,333
* optionsXpress Holdings Inc.	267,079	4,324
Commercial Federal Corp.	156,248	4,320
CVB Financial Corp.	233,696	4,239
State Auto Financial Corp.	158,381	4,216
Northwest Bancorp, Inc.	196,782	4,213
EastGroup Properties, Inc. REIT	111,543	4,205
Saxon Inc. REIT	245,040	4,202
Gables Residential Trust REIT	123,805	4,123
Lexington Corporate Properties Trust REIT	185,089	4,061
* Sterling Financial Corp.	113,302	4,045
Horace Mann Educators Corp.	226,142	4,012
* BankUnited Financial Corp.	148,337	3,984
First Commonwealth Financial Corp.	290,602	3,981
* Triad Guaranty, Inc.	74,962	3,944
BankAtlantic Bancorp, Inc. Class A	226,210	3,936
* Investment Technology Group, Inc.	221,964	3,884
* iPayment Holdings, Inc.	91,537	3,863
John H. Harland Co.	112,416	3,863
Harbor Florida Bancshares, Inc.	112,950	3,852
Bank Mutual Corp.	325,781	3,851
Hancock Holding Co.	117,610	3,822
Alabama National BanCorporation	60,907	3,770
Novastar Financial, Inc. REIT	104,508	3,763
Wintrust Financial Corp.	79,279	3,733
Commercial Net Lease Realty REIT	200,592	3,701
Inland Real Estate Corp. REIT	245,566	3,691
Calamos Asset Management, Inc.	136,943	3,686
Trustreet Properties, Inc.,	238,701	3,674
First Financial Bancorp	201,279	3,673
F.N.B. Corp.	190,115	3,641
Financial Federal Corp.	102,767	3,635
PFF Bancorp, Inc.	131,430	3,627
United Fire & Casualty Co.	104,794	3,545
* CNA Surety Corp.	259,041	3,523
TrustCo Bank NY	306,295	3,519
Infinity Property & Casualty Corp.	112,461	3,516
R & G Financial Corp. Class B	110,965	3,459
Republic Bancorp, Inc.	254,537	3,446
* Argonaut Group, Inc.	161,974	3,437
Kansas City Life Insurance Co.	70,322	3,429
* Macquarie Infrastructure Company Trust	120,700	3,380
Stewart Information Services Corp.	89,344	3,352
* Accredited Home Lenders Holding Co.	91,768	3,325
Entertainment Properties Trust REIT	80,118	3,319
* eFunds Corp.	148,364	3,311
* eSPEED, Inc. Class A	358,952	3,302
* National Western Life Insurance Co. Class A	19,153	3,274
* USI Holdings Corp.	276,666	3,259
Greenhill & Co., Inc.	90,990	3,257
Tanger Factory Outlet Centers, Inc. REIT	147,322	3,241
First Republic Bank	99,573	3,223
Amcore Financial, Inc.	113,306	3,201
PS Business Parks, Inc. REIT	79,329	3,197
Affordable Residential Communities REIT	249,804	3,160
* Signature Bank	119,054	3,156
Harleysville Group, Inc.	158,894	3,156
American Equity Investment Life Holding Co.	241,900	3,094
Sun Communities, Inc. REIT	86,003	3,079
McGrath RentCorp	131,196	3,067
Chemical Financial Corp.	93,690	3,045
* Spirit Finance Corp.	279,700	3,038
Mid-State Bancshares	113,508	3,019
Parkway Properties Inc. REIT	64,651	3,019
First Financial Bankshares, Inc.	67,531	3,014
* International Securities Exchange, Inc.	114,819	2,985
CRT Properties, Inc. REIT	136,848	2,981
Brookline Bancorp, Inc.	199,838	2,978
* World Acceptance Corp.	115,235	2,941
Glimcher Realty Trust REIT	123,873	2,936
Fidelity Bankshares, Inc.	127,388	2,927
First Community Bancorp	66,027	2,925
Equity Lifestyle Properties, Inc. REIT	81,757	2,882
Glacier Bancorp, Inc.	94,296	2,876
Safety Insurance Group, Inc.	92,571	2,866
Community Bank System, Inc.	124,386	2,850
Bristol West Holdings, Inc.	182,200	2,824
* Metris Cos., Inc.	243,060	2,817
* Euronet Worldwide, Inc.	97,242	2,776
* Navigators Group, Inc.	83,722	2,775
Prosperity Bancshares, Inc.	104,750	2,775
Advanta Corp. Class A	132,512	2,756
Luminent Mortgage Capital, Inc. REIT	248,200	2,725
Equity Inns, Inc. REIT	246,679	2,721
Sunstone Hotel Investors, Inc.	125,736	2,697
Ramco-Gershenson Properties Trust REIT	98,731	2,681
Corporate Office Properties Trust, Inc. REIT	100,722	2,667
IBERIABANK Corp.	46,907	2,639
NBT Bancorp, Inc.	117,442	2,632
Independent Bank Corp. (MA)	90,506	2,625
* FelCor Lodging Trust, Inc. REIT	210,779	2,620
* PICO Holdings, Inc.	100,365	2,600
Anchor Bancorp Wisconsin Inc.	92,022	2,587
United Community Banks, Inc.	108,828	2,582
Sovran Self Storage, Inc. REIT	65,060	2,578
Sterling Bancshares, Inc.	180,791	2,567
* NCO Group, Inc.	130,621	2,554
Boston Private Financial Holdings, Inc.	106,795	2,536
Getty Realty Holding Corp. REIT	99,271	2,536
First Charter Corp.	111,954	2,529
* Piper Jaffray Cos., Inc.	68,934	2,522
* FPIC Insurance Group, Inc.	78,327	2,518
Highland Hospitality Corp. REIT	241,300	2,497
* LaBranche & Co. Inc.	268,147	2,494
* Texas Capital Bancshares, Inc.	118,311	2,485
Town & Country Trust REIT	93,926	2,484
National Health Investors REIT	95,401	2,479
* S1 Corp.	356,521	2,474
* Eurobancshares, Inc.	145,775	2,465
Main Street Banks, Inc.	92,568	2,451
* Ocwen Financial Corp.	301,205	2,431
FBL Financial Group, Inc. Class A	86,774	2,430
U-Store-It Trust	139,414	2,426
* American Physicians Capital, Inc.	70,767	2,425
Charter Financial Corp.	72,301	2,413
Cash America International Inc.	109,970	2,412
* Advent Software, Inc.	131,683	2,394
Bank of the Ozarks, Inc.	75,349	2,392
Integra Bank Corp.	108,026	2,392
Omega Healthcare Investors, Inc. REIT	216,648	2,379
Westbanco Inc.	85,885	2,363
* MeriStar Hospitality Corp. REIT	335,996	2,352
NDCHealth Corp.	146,900	2,347
Presidential Life Corp.	143,244	2,332
Irwin Financial Corp.	101,196	2,330
Mortgageit Holdings Inc. REIT	145,039	2,313
Gold Banc Corp., Inc.	163,919	2,300
* ECC Capital Corporation	382,539	2,295
National Penn Bancshares Inc.	93,412	2,295
* Encore Capital Group, Inc.	156,766	2,281
U.S.B. Holding Co., Inc.	102,107	2,266
Glenborough Realty Trust, Inc. REIT	118,269	2,261
* Intersections Inc.	154,263	2,245
Harleysville National Corp.	105,198	2,235
Kite Realty Group Trust REIT	155,110	2,234
Cross Timbers Royalty Trust	56,741	2,219
* Marlin Business Services Inc.	108,654	2,214
* ZipRealty, Inc.	156,800	2,209
WSFS Financial Corp.	42,003	2,208
* Virginia Commerce Bancorp, Inc.	81,121	2,194
Midland Co.	69,034	2,175
Dime Community Bancshares	142,394	2,164
Strategic Hotel Capital, Inc. REIT	147,000	2,161
Kramont Realty Trust REIT	91,897	2,150
Anthracite Capital Inc. REIT	191,751	2,136
Midwest Banc Holdings, Inc.	107,156	2,133
Baldwin & Lyons, Inc. Class B	82,021	2,128
* Credit Acceptance Corp.	107,413	2,125
LaSalle Hotel Properties REIT	73,027	2,121
Cascade Bancorp	109,195	2,119
* Sun Bancorp, Inc. (NJ)	92,420	2,115
First Financial Holdings, Inc.	76,068	2,113
Ashford Hospitality Trust REIT	207,100	2,112
* PMA Capital Corp. Class A	263,950	2,112
Oriental Financial Group Inc.	88,607	2,075
Riggs National Corp.	108,286	2,067
* Portfolio Recovery Associates, Inc.	60,451	2,057
Nara Bancorp, Inc.	145,680	2,047
Government Properties Trust, Inc. REIT	205,450	2,046
Bedford Property Investors, Inc. REIT	93,583	2,043
Partners Trust Financial Group, Inc.	191,786	2,033
Flushing Financial Corp.	111,452	2,028
Community Trust Bancorp Inc.	69,716	2,009
City Holding Co.	67,933	2,006
* Digital Insight Corp.	122,243	2,005
* Ace Cash Express, Inc.	87,983	2,002
Capital Corp. of the West	42,882	1,993
* Capital Crossing Bank	60,495	1,990
Winston Hotels, Inc. REIT	169,157	1,979
Interchange Financial Services Corp.	114,544	1,976
Great American Financial Resources, Inc.	116,553	1,974
Capital Trust Class A REIT	59,257	1,966
Frontier Financial Corp.	51,693	1,959
Independent Bank Corp. (MI)	67,646	1,946
* Banc Corp.	188,875	1,940
* Prime Group Realty Trust REIT	270,618	1,938
Correctional Properties Trust REIT	76,622	1,935
NYMAGIC, Inc.	81,197	1,924
Great Southern Bancorp, Inc.	59,204	1,922
Unizan Financial Corp.	73,879	1,921
* ITLA Capital Corp.	38,374	1,917
PrivateBancorp, Inc.	59,641	1,873
Old Second Bancorp, Inc.	61,947	1,869
Mid-America Apartment Communities, Inc. REIT	50,983	1,861
* Boykin Lodging Co. REIT	194,780	1,856
Medallion Financial Corp.	202,771	1,853
Digital Realty Trust, Inc.	128,700	1,849
* Kearny Financial Corporation	165,955	1,845
Associated Estates Realty Corp. REIT	184,212	1,837
Oak Hill Financial, Inc.	54,364	1,830
RAIT Investment Trust REIT	67,973	1,823
GMH Communities Trust	155,522	1,821
* AmericanWest Bancorporation	93,775	1,807
AMLI Residential Properties Trust REIT	65,083	1,783
American Land Lease, Inc. REIT	76,838	1,778
* Asset Acceptance Capital Corp.	93,060	1,776
Yardville National Bancorp	54,108	1,765
* United PanAm Financial Corp.	86,516	1,764
Banner Corp.	65,055	1,755
* Ceres Group, Inc.	320,782	1,742
* Franklin Bank Corp.	100,278	1,730
Seacoast Banking Corp. of Florida	86,825	1,709
KNBT Bancorp Inc.	111,621	1,708
OceanFirst Financial Corp.	73,774	1,695
Sandy Spring Bancorp, Inc.	52,196	1,687
* Cardinal Financial Corp.	183,101	1,685
Summit Bancshares, Inc.	97,788	1,667
Columbia Bancorp	52,059	1,659
Sizeler Property Investors, Inc. REIT	136,790	1,622
Provident Financial Holdings, Inc.	54,403	1,618
BioMed Realty Trust, Inc. REIT	78,200	1,611
North Valley Bancorp	84,924	1,609
Willow Grove Bancorp, Inc.	99,555	1,603
* Newtek Business Services, Inc.	423,233	1,591
Investors Title Co.	41,285	1,590
West Coast Bancorp	66,695	1,587
Value Line, Inc.	40,688	1,587
First South Bancorp, Inc.	55,812	1,579
Southwest Bancorp, Inc.	85,477	1,577
First Source Corp.	73,188	1,561
Net.Bank, Inc.	183,807	1,559
Pennfed Financial Services, Inc.	104,628	1,553
* First Mariner Bancorp, Inc.	87,230	1,546
Universal Health Realty Income REIT	54,694	1,545
First Financial Corp. (IN)	51,578	1,524
HF Financial Corp.	73,402	1,523
Omega Financial Corp.	51,010	1,519
BancFirst Corp.	21,780	1,503
Urstadt Biddle Properties Class A REIT	98,364	1,500
Newmil Bancorp, Inc.	52,699	1,495
Simmons First National Corp.	59,777	1,484
Capital City Bank Group, Inc.	36,622	1,484
Saul Centers, Inc. REIT	46,116	1,476
Investors Real Estate Trust REIT	157,639	1,471
Suffolk Bancorp	44,260	1,462
LTC Properties, Inc. REIT	83,792	1,454
First Merchants Corp.	55,926	1,448
* Huron Consulting Group Inc.	68,733	1,423
Crawford & Co. Class B	198,531	1,419
Arrow Financial Corp.	51,901	1,413
Merchants Bancshares, Inc.	52,574	1,409
First Place Financial Corp.	76,904	1,407
Vesta Insurance Group, Inc.	391,236	1,389
Arbor Realty Trust, Inc. REIT	56,100	1,388
* Tradestation Group Inc.	229,787	1,388
MFA Mortgage Investments, Inc. REIT	181,701	1,383
* PRG-Schultz International, Inc.	272,877	1,367
Sterling Bancorp	55,766	1,353
First State Bancorporation	78,800	1,338
* GFI Group Inc.	49,761	1,335
First Potomac REIT	58,207	1,330
Horizon Financial Corp.	70,380	1,322
Innkeepers USA Trust REIT	102,352	1,321
* Stifel Financial Corp.	60,606	1,321
* E-LOAN, Inc.	497,336	1,318
Bryn Mawr Bank Corp.	64,499	1,317
* Amnet Mortgage INC	145,230	1,308
* Pacific Premier Bancorp, Inc.	118,840	1,307
* HealthExtras, Inc.	77,689	1,294
Heritage Financial Corp.	57,320	1,290
BNP Residential Properties, Inc. REIT	80,606	1,290
Bimini Mortgage Management, Inc.	93,115	1,290
Century Bancorp, Inc. Class A	44,703	1,282
First Bancorp (NC)	56,563	1,281
* Criimi Mae, Inc. REIT	63,688	1,280
* Republic First Bancorp, Inc.	88,992	1,280
Sterling Financial Corp. (PA)	48,959	1,274
Lakeland Financial Corp.	33,110	1,273
LSB Corp.	71,422	1,267
One Liberty Properties, Inc. REIT	67,800	1,265
Cohen & Steers, Inc.	76,600	1,264
Capital Bank Corp.	76,031	1,262
SWS Group, Inc.	78,453	1,258
* Ameriserv Financial Inc.	223,974	1,256
Peoples Holding Co.	40,175	1,249
HomeBanc Corp. REIT	140,400	1,241
Pulaski Financial Corp.	59,613	1,239
* Bankrate, Inc.	92,161	1,234
FNB Financial Services Corp.	54,526	1,227
First Federal Bancshares of Arkansas, Inc.	51,050	1,209
HMN Financial, Inc.	38,344	1,189
Union Bankshares Corp.	36,898	1,181
State Financial Services Corp. Class A	31,879	1,178
Bay View Capital Corp.	71,294	1,141
* CCC Information Services Group	49,928	1,141
Commercial Bankshares, Inc.	29,043	1,133
Capital Lease Funding, Inc. REIT	102,500	1,133
Placer Sierra Bancshares	49,240	1,131
Massbank Corp.	29,444	1,114
* Abington Community Bancorp, Inc.	86,114	1,110
Provident Bancorp, Inc.	90,597	1,109
Columbia Banking System, Inc.	46,268	1,099
First Keystone Financial, Inc.	50,603	1,096
Extra Space Storage Inc. REIT	80,750	1,090
Sanders Morris Harris Group Inc.	60,181	1,088
* Collegiate Funding Services, Inc.	69,220	1,078
* Ampal-American Israel Corp.	252,089	1,066
Maxcor Financial Group Inc.	90,464	1,062
Citizens South Banking Corp.	77,651	1,061
Financial Institutions, Inc.	52,157	1,033
Greater Delaware Valley Savings Bank	35,216	1,022
* TNS Inc.	56,890	1,021
FFLC Bancorp, Inc.	24,422	1,012
Community Banks, Inc.	40,079	1,002
Capstead Mortgage Corp. REIT	115,759	990
Security Bank Corp.	23,764	979
* Education Realty Trust, Inc.	58,800	978
TF Financial Corp.	33,984	976
Anworth Mortgage Asset Corp. REIT	101,141	966
Peoples Bancorp, Inc.	35,835	964
Comm Bancorp, Inc.	23,321	962
MutualFirst Financial Inc.	41,804	957
Foothill Independent Bancorp	37,886	955
TriCo Bancshares	45,505	953
* MarketAxess Holdings, Inc.	84,388	943
United Community Financial Corp.	83,069	921
EMC Insurance Group, Inc.	47,699	909
* TheStreet.com, Inc.	206,186	889
Bank of Granite Corp.	47,572	880
FirstBank Corp.	31,280	876
Capital Title Group, Inc.	141,418	867
* HomeStore, Inc.	385,386	856
First Oak Brook Bancshares, Inc.	28,751	842
* CyberSource Corp.	161,214	830
* KMG America Corp.	84,900	828
Team Financial, Inc.	57,314	824
* First Union Real Estate REIT	202,364	818
Acadia Realty Trust REIT	50,205	807
Greater Community Bancorp	50,089	801
Republic Bancorp, Inc. Class A	35,984	799
Citizens First Financial Corp.	23,713	797
Washington Trust Bancorp, Inc.	28,994	797
* Central Coast Bancorp	47,390	795
* The Bancorp Inc.	56,557	792
* Investors Capital Holdings, Ltd.	155,495	776
Tompkins Trustco, Inc.	18,195	774
Peapack Gladstone Financial Corp.	28,632	773
Aames Investment Corp.	94,200	772
FNB Corp. (VA)	28,969	747
* Carreker Corp.	131,195	736
Capitol Bancorp Ltd.	23,918	724
Chester Valley Bancorp	28,346	723
Unity Bancorp, Inc.	60,045	721
Donegal Group Inc.	43,394	712
First Indiana Corp.	29,373	711
* Citizens, Inc.	123,507	710
Sound Federal Bancorp Inc.	45,758	709
Rainier Pacific Financial Group Inc.	43,717	694
First Busey Corp.	35,351	684
Parkvale Financial Corp.	24,579	683
AmeriVest Properties, Inc. REIT	131,300	680
Royal Bancshares of Pennsylvania, Inc.	29,770	676
Home Federal Bancorp	26,653	674
First M& F Corp.	19,478	665
CFS Bancorp, Inc.	47,464	650
CoBiz Inc.	33,090	641
Codorus Valley Bancorp, Inc.	33,284	640
* Fieldstone Investment Corp. REIT	44,027	639
Humphrey Hospitality Trust, Inc. REIT	167,155	635
First of Long Island Corp.	14,548	616
United Mobile Homes, Inc. REIT	37,154	596
BRT Realty Trust REIT	28,177	593
Urstadt Biddle Properties REIT	37,652	587
HopFed Bancorp, Inc.	34,980	585
Berkshire Hills Bancorp, Inc.	17,251	582
* American Independence Corp.	43,972	579
Community Bank of Northern Virginia	28,269	569
Federal Agricultural Mortgage Corp. Class A	39,706	560
* Rewards Network Inc.	133,464	555
American National Bankshares Inc.	22,837	549
Farmers Capital Bank Corp.	15,914	538
Camden National Corp.	15,155	536
* First Cash Financial Services, Inc.	24,950	528
Mission West Properties Inc. REIT	49,509	525
FLAG Financial Corp.	34,820	518
Monmouth Real Estate Investment Corp. REIT	60,780	513
* Electro Rent Corp.	37,608	505
BCSB Bankcorp, Inc.	35,103	505
Interpool, Inc.	22,128	489
Wainwright Bank & Trust Co.	39,276	473
Habersham Bancorp	20,386	469
Center Bancorp, Inc.	37,336	466
German American Bancorp	29,755	461
S.Y. Bancorp, Inc.	20,777	457
TIB Financial Corp.	15,977	447
Abigail Adams National Bancorp., Inc.	25,829	446
Jefferson Bancshares, Inc.	36,053	445
California National Bancorp	35,577	445
* FirstCity Financial Corp.	34,534	444
ABC Bancorp	25,976	439
* Hypercom Corp.	90,938	430
Community West Bancshares	34,942	426
Independence Holding Co.	23,636	426
Ameriana Bancorp	31,149	414
* Consumer Portfolio Services, Inc.	83,980	414
First United Corp.	20,184	407
CityBank Lynnwood WA	12,515	405
Gramercy Capital Corp. REIT	20,600	402
Wayne Savings Bancshares, Inc.	25,026	400
Pennrock Financial Services Corp.	11,215	392
Exchange National Bancshares, Inc.	12,821	372
Meta Financial Group, Inc.	16,410	368
* Portal Software, Inc.	148,752	360
NASB Financial Inc.	8,940	354
Clifton Savings Bancorp, Inc.	31,592	354
Mainsource Financial Group, Inc.	14,601	321
Citizens 1st Bancorp, Inc.	14,343	320
Northern States Financial Corp.	11,383	318
Eastern Virginia Bankshares, Inc.	13,609	312
National Health Realty Inc. REIT	16,688	310
* QC Holdings Inc.	20,300	305
Westfield Financial, Inc.	12,144	304
State Bancorp, Inc.	11,396	296
Shore Bancshares, Inc.	8,789	273
United Financial Corp.	11,002	267
Belmont Bancorp	44,373	262
* Horizon Group Properties, Inc. REIT	48,293	258
Camco Financial Corp.	18,287	257
ESB Financial Corp.	17,908	244
ASTA Funding, Inc.	11,239	238
LSB Bancshares, Inc.	12,890	220
BancTrust Financial Group, Inc.	10,445	211
Coastal Financial Corp.	13,890	209
Pamrapo Bancorp, Inc.	9,472	208
FNB Corp. (NC)	10,241	205
* National Interstate Corp.	11,056	186
* Willis Lease Finance Corp.	21,860	180
Cavalry Bancorp, Inc.	8,271	178
* Dollar Financial Corp.	14,000	166
* Track Data Corp.	62,220	162
* SVB Financial Services	7,480	153
* InsWeb Corp.	53,556	153
American Mortgage Acceptance Co. REIT	9,842	136
First Defiance Financial Corp.	4,792	125
* Financial Industries Corp.	15,049	113
* Intelidata Technologies Corp.	299,116	87
Commercial National Financial Corp.	3,300	72
Ziegler Cos., Inc.	3,132	64
* Transcontinental Realty Investors, Inc. REIT	2,700	52
* Ladenburg Thalmann Financial Services, Inc.	75,489	51
Pittsburgh & West Virginia Railroad REIT	2,927	28
* Corillian Corp.	7,100	25
Burnham Pacific Properties, Inc. REIT	102,335	7

		12,121,094

Health Care (12.2%)
Johnson & Johnson	11,702,685	785,952
Pfizer Inc.	29,697,095	780,143
* Amgen, Inc.	5,008,565	291,549
Abbott Laboratories	6,141,355	286,310
Merck & Co., Inc.	8,744,704	283,066
UnitedHealth Group Inc.	2,578,895	245,975
Medtronic, Inc.	4,769,195	242,990
* Genentech, Inc.	4,139,014	234,310
Eli Lilly & Co.	4,462,460	232,494
Wyeth	5,261,156	221,916
Bristol-Myers Squibb Co.	7,670,462	195,290
* WellPoint Inc.	1,169,972	146,656
Schering-Plough Corp.	5,806,078	105,380
* Boston Scientific Corp.	3,321,013	97,272
Cardinal Health, Inc.	1,697,258	94,707
Guidant Corp.	1,240,521	91,675
Aetna Inc.	1,211,174	90,777
HCA Inc.	1,575,910	84,421
Baxter International, Inc.	2,424,347	82,379
* Zimmer Holdings, Inc.	962,353	74,881
* Caremark Rx, Inc.	1,792,580	71,309
Stryker Corp.	1,578,089	70,399
* Gilead Sciences, Inc.	1,697,896	60,785
Becton, Dickinson & Co.	997,381	58,267
* Forest Laboratories, Inc.	1,460,199	53,954
* Medco Health Solutions, Inc.	1,065,997	52,841
* Genzyme Corp.-General Division	899,101	51,465
* St. Jude Medical, Inc.	1,409,956	50,758
* Biogen Idec Inc.	1,334,433	46,051
McKesson Corp.	1,147,713	43,326
Quest Diagnostics, Inc.	401,881	42,250
Biomet, Inc.	1,003,361	36,422
Allergan, Inc.	519,615	36,098
* Coventry Health Care Inc.	418,075	28,488
C.R. Bard, Inc.	409,228	27,860
* Patterson Cos	541,250	27,035
* Express Scripts Inc.	306,052	26,685
* Chiron Corp.	740,482	25,961
* Laboratory Corp. of America Holdings	532,805	25,681
AmerisourceBergen Corp.	443,531	25,410
Health Management Associates Class A	960,114	25,136
* Sepracor Inc.	414,543	23,799
* MedImmune Inc.	981,236	23,363
IMS Health, Inc.	922,603	22,502
* Celgene Corp.	647,180	22,036
* Tenet Healthcare Corp.	1,833,548	21,141
* Barr Pharmaceuticals Inc.	411,494	20,093
* Humana Inc.	628,819	20,084
* Hospira, Inc.	615,646	19,867
* IVAX Corp.	986,905	19,511
* PacifiCare Health Systems, Inc.	339,519	19,325
Mylan Laboratories, Inc.	1,061,686	18,813
* Varian Medical Systems, Inc.	539,736	18,502
* Lincare Holdings, Inc.	394,200	17,435
DENTSPLY International Inc.	317,719	17,287
* DaVita, Inc.	391,683	16,392
* Kinetic Concepts, Inc.	269,981	16,104
Beckman Coulter, Inc.	241,715	16,062
Bausch & Lomb, Inc.	210,008	15,394
* Triad Hospitals, Inc.	303,092	15,185
Omnicare, Inc.	410,854	14,565
* Health Net Inc.	441,631	14,446
* Invitrogen Corp.	207,773	14,378
* American Pharmaceuticals Partners, Inc.	277,707	14,369
* Watson Pharmaceuticals, Inc.	431,736	13,267
Cooper Cos., Inc.	173,338	12,636
Manor Care, Inc.	345,198	12,551
* Henry Schein, Inc.	342,832	12,287
Universal Health Services Class B	229,576	12,030
* Community Health Systems, Inc.	343,963	12,008
* Charles River Laboratories, Inc.	254,714	11,982
* Covance, Inc.	247,136	11,766
* Endo Pharmaceuticals Holdings, Inc.	520,143	11,729
* ImClone Systems, Inc.	325,347	11,224
* Pharmaceutical Product Development, Inc.	223,887	10,847
* Eon Labs, Inc.	350,032	10,585
* WebMD Corp.	1,231,484	10,468
* Cephalon, Inc.	223,509	10,467
* Affymetrix, Inc.	238,327	10,210
* Edwards Lifesciences Corp.	235,482	10,178
* Millennium Pharmaceuticals, Inc.	1,203,535	10,134
* Dade Behring Holdings Inc.	171,162	10,087
* Cytyc Corp.	438,327	10,086
* Renal Care Group, Inc.	264,632	10,040
* INAMED Corp.	140,320	9,806
* Gen-Probe Inc.	195,637	8,718
* Accredo Health, Inc.	192,743	8,560
* Millipore Corp.	195,592	8,489
Valeant Pharmaceuticals International	360,827	8,126
* Respironics, Inc.	139,076	8,104
* OSI Pharmaceuticals, Inc.	195,880	8,098
* King Pharmaceuticals, Inc.	953,014	7,920
* Stericycle, Inc.	178,460	7,888
* ResMed Inc.	133,613	7,536
* Cerner Corp.	139,971	7,350
* IDEXX Laboratories Corp.	134,815	7,302
* AMERIGROUP Corp.	196,252	7,175
* Amylin Pharmaceuticals, Inc.	409,368	7,160
* Martek Biosciences Corp.	122,611	7,135
* MGI Pharma, Inc.	278,797	7,045
* STERIS Corp.	272,509	6,881
* LifePoint Hospitals, Inc.	152,982	6,707
* Sierra Health Services, Inc.	104,609	6,678
Perrigo Co.	346,934	6,644
Medicis Pharmaceutical Corp.	221,105	6,629
* Protein Design Labs, Inc.	410,852	6,570
* Kos Pharmaceuticals, Inc.	157,498	6,565
* VCA Antech, Inc.	323,670	6,548
* Techne Corp.	162,228	6,518
* Andrx Group	287,394	6,515
* Apria Healthcare Group Inc.	197,093	6,327
* Pediatrix Medical Group, Inc.	89,428	6,134
* Intuitive Surgical, Inc.	132,776	6,037
Arrow International, Inc.	171,534	5,892
* American Medical Systems Holdings, Inc.	330,542	5,679
* ICOS Corp.	250,395	5,624
* United Surgical Partners International, Inc.	122,064	5,587
Diagnostic Products Corp.	115,074	5,558
* Sybron Dental Specialties, Inc.	153,886	5,525
* Neurocrine Biosciences, Inc.	143,642	5,467
* Immucor Inc.	180,398	5,446
Mentor Corp.	167,182	5,367
* Beverly Enterprises, Inc.	427,726	5,295
Invacare Corp.	118,607	5,293
* Kindred Healthcare, Inc.	148,036	5,196
* Ventana Medical Systems, Inc.	137,238	5,141
* Advanced Medical Optics, Inc.	141,034	5,107
* NeighborCare Inc.	171,949	5,030
* Molina Healthcare Inc.	108,181	4,986
* Cyberonics, Inc.	112,257	4,958
* Bio-Rad Laboratories, Inc. Class A	101,336	4,936
* Centene Corp.	161,868	4,854
* Haemonetics Corp.	113,090	4,768
* Magellan Health Services, Inc.	139,523	4,751
* Human Genome Sciences, Inc.	514,041	4,739
* Theravance, Inc.	252,431	4,607
* Genesis Healthcare Corp.	107,243	4,600
* Wellcare Group Inc.	150,950	4,598
* Prestige Brands Holdings Inc.	260,380	4,596
* Integra LifeSciences Holdings	130,454	4,595
* Nektar Therapeutics	329,362	4,591
* VISX Inc.	195,639	4,586
* PAR Pharmaceutical Cos. Inc.	133,801	4,474
* Eyetech Pharmaceuticals Inc.	158,453	4,357
* Biosite Inc.	81,581	4,245
* The Medicines Co.	187,230	4,243
* K-V Pharmaceutical Co. Class A	181,923	4,221
* IDX Systems Corp.	120,803	4,195
* Onyx Pharmaceuticals, Inc.	132,382	4,150
* Genencor International Inc.	206,272	3,967
LCA-Vision Inc.	117,598	3,916
* CTI Molecular Imaging, Inc.	191,624	3,884
* CV Therapeutics, Inc.	185,877	3,784
* Kyphon Inc.	148,691	3,743
* Hologic, Inc.	116,235	3,705
* PSS World Medical, Inc.	325,795	3,704
* Alkermes, Inc.	344,946	3,581
* Province Healthcare Co.	148,459	3,576
* Sunrise Senior Living, Inc.	73,278	3,561
Owens & Minor, Inc. Holding Co.	130,842	3,552
* United Therapeutics Corp.	75,508	3,450
* Pharmion Corp.	118,178	3,427
* Transkaryotic Therapies, Inc.	137,026	3,421
* Impax Laboratories, Inc.	213,366	3,414
* PAREXEL International Corp.	143,468	3,371
* American Healthways Inc.	100,782	3,328
* SFBC International, Inc.	94,317	3,324
* Chattem, Inc.	74,677	3,321
* Priority Healthcare Corp. Class B	153,356	3,317
Quality Systems, Inc.	77,464	3,280
* Myriad Genetics, Inc.	176,381	3,244
* CONMED Corp.	105,648	3,182
* Vicuron Pharmaceuticals Inc.	194,703	3,069
* PRA International	113,218	3,049
* AmSurg Corp.	119,963	3,035
* Bone Care International, Inc.	115,742	3,002
* Connetics Corp.	118,143	2,988
* SurModics, Inc.	93,598	2,987
* ArthroCare Corp.	104,187	2,969
* Radiation Therapy Services, Inc.	154,378	2,930
* Wright Medical Group, Inc.	121,538	2,917
* Aspect Medical Systems, Inc.	134,319	2,900
* Advanced Neuromodulation Systems, Inc.	107,794	2,890
* Vertex Pharmaceuticals, Inc.	308,753	2,890
Option Care, Inc.	136,468	2,810
* Alexion Pharmaceuticals, Inc.	128,779	2,790
* Able Laboratories, Inc.	117,963	2,767
* Amedisys Inc.	90,600	2,741
* Applera Corp.-Celera Genomics Group	266,808	2,735
* VistaCare, Inc.	133,252	2,728
* Idenix Pharmaceuticals Inc.	134,138	2,663
West Pharmaceutical Services, Inc.	110,424	2,639
* Telik, Inc.	173,975	2,624
Landauer, Inc.	54,935	2,612
* IntraLase Corp.	155,200	2,598
PolyMedica Corp.	80,734	2,564
* DJ Orthopedics Inc.	101,719	2,548
* First Horizon Pharmaceutical Corp.	150,436	2,539
* Psychiatric Solutions, Inc.	55,060	2,533
* Thoratec Corp.	202,917	2,480
* Abgenix, Inc.	350,705	2,455
* eResearch Technology, Inc.	208,369	2,455
* AtheroGenics, Inc.	187,266	2,451
* Zymogenetics, Inc.	160,499	2,449
* Symmetry Medical Inc.	127,299	2,421
Computer Programs and Systems, Inc.	84,593	2,375
* Foxhollow Technologies Inc.	83,835	2,364
Alpharma, Inc. Class A	190,689	2,349
* ICU Medical, Inc.	65,858	2,338
Analogic Corp.	53,166	2,299
* LabOne, Inc.	65,089	2,244
* Medarex, Inc.	312,291	2,227
* Kensey Nash Corp.	81,725	2,213
* Dendreon Corp.	399,928	2,180
* Serologicals Corp.	88,020	2,151
* Regeneration Technologies, Inc.	207,155	2,136
* Matria Healthcare, Inc.	69,513	2,135
* Closure Medical Corp.	78,725	2,102
* Lifecore Biomedical Inc.	118,228	2,101
* Virologic, Inc.	875,958	2,094
* VaxGen, Inc.	167,583	2,091
* RehabCare Group, Inc.	72,061	2,069
* MedCath Corp.	69,600	2,039
* NPS Pharmaceuticals Inc.	160,164	2,021
* Conor Medsystems, Inc.	120,970	1,971
* Enzon Pharmaceuticals, Inc.	191,890	1,955
* Laserscope	61,138	1,941
* Eclipsys Corp.	124,673	1,930
Vital Signs, Inc.	48,375	1,930
* Align Technology, Inc.	308,760	1,927
* SonoSite, Inc.	74,085	1,925
* Per-Se Technologies, Inc.	125,219	1,922
* Vion Pharmaceuticals, Inc.	671,249	1,913
* Salix Pharmaceuticals, Ltd.	115,941	1,912
Datascope Corp.	61,777	1,889
* Nabi Biopharmaceuticals	150,934	1,884
* Myogen, Inc.	237,789	1,876
* America Service Group Inc.	83,306	1,844
* Gentiva Health Services, Inc.	112,979	1,828
* Cepheid, Inc.	188,131	1,819
* Encysive Pharmaceuticals, Inc.	176,169	1,800
* Medical Action Industries Inc.	94,970	1,795
* Adolor Corp.	179,145	1,781
* Tanox, Inc.	180,202	1,730
* Hi-Tech Pharmacal Co., Inc.	78,197	1,719
* Incyte Corp.	250,809	1,713
* Enzo Biochem, Inc.	117,472	1,694
* Nanogen, Inc.	479,949	1,670
* OraSure Technologies, Inc.	226,796	1,669
* Inverness Medical Innovations, Inc.	69,031	1,622
Meridian Bioscience Inc.	107,816	1,606
* Wilson Greatbatch Technologies, Inc.	86,043	1,569
* Penwest Pharmaceuticals Co.	126,752	1,567
* Viasys Healthcare Inc.	81,861	1,562
* Ligand Pharmaceuticals Inc. Class B	270,634	1,551
* CuraGen Corp.	371,291	1,545
* Zoll Medical Corp.	67,587	1,523
* Odyssey Healthcare, Inc.	129,033	1,517
* Conceptus, Inc.	193,637	1,510
* ABIOMED, Inc.	139,447	1,475
* Immunomedics Inc.	606,851	1,475
* Molecular Devices Corp.	77,047	1,464
* AVI BioPharma, Inc.	581,849	1,455
* Candela Corp.	161,597	1,441
* Progenics Pharmaceuticals, Inc.	85,490	1,437
* Amicas, Inc.	383,242	1,410
* Rochester Medical Corp.	119,660	1,402
* National Dentex Corp.	70,907	1,397
* Geron Corp.	227,876	1,392
* HMS Holdings Corp.	187,631	1,388
* Nastech Pharmaceutical Co., Inc.	140,485	1,388
* Noven Pharmaceuticals, Inc.	81,059	1,375
* BioMarin Pharmaceutical Inc.	264,106	1,360
* CryoLife Inc.	216,642	1,341
* Orchid Biosciences, Inc.	111,807	1,315
* American Retirement Corp.	89,700	1,304
* Albany Molecular Research, Inc.	126,811	1,304
* Northfield Laboratories, Inc.	115,482	1,299
* TriPath Imaging, Inc.	181,737	1,279
* Pharmacyclics, Inc.	159,292	1,279
* Aastrom Biosciences, Inc.	614,000	1,277
* ImmunoGen, Inc.	243,171	1,272
* Introgen Therapeutics, Inc.	160,617	1,267
* InterMune Inc.	114,782	1,263
* Microvision, Inc.	216,040	1,260
* NitroMed, Inc.	72,400	1,253
* Digene Corp.	59,294	1,230
* Exelixis, Inc.	178,918	1,213
* Spectranetics Corp.	229,916	1,196
* IntegraMed America, Inc.	129,444	1,191
* HealthTronics Surgical Services, Inc.	108,967	1,172
* EPIX Pharmaceuticals, Inc.	165,716	1,160
* Allscripts Healthcare Solutions, Inc.	80,360	1,149
* Rigel Pharmaceuticals, Inc.	71,329	1,144
* Peregrine Pharmaceuticals, Inc.	775,115	1,139
* Alliance Imaging, Inc.	119,093	1,137
* Cerus Corp.	369,951	1,136
* MannKind Corp.	79,180	1,127
* Embrex, Inc.	94,921	1,112
* Savient Pharmaceuticals Inc.	400,098	1,100
* Cubist Pharmaceuticals, Inc.	103,465	1,099
* Animas Corp.	54,065	1,093
* NMT Medical, Inc.	131,486	1,078
* Nuvelo, Inc.	165,709	1,077
* Neogen Corp.	72,496	1,072
BioLase Technology, Inc.	125,744	1,069
* Inspire Pharmaceuticals, Inc.	130,732	1,067
* Pharmacopeia Drug Discovery	208,617	1,051
* Curis, Inc.	292,595	1,047
* Bentley Pharmaceuticals, Inc.	141,366	1,040
* Lexicon Genetics Inc.	203,273	1,039
* Vivus, Inc.	342,248	1,023
* Array BioPharma Inc.	145,859	1,022
* Durect Corp.	280,284	1,020
* Specialty Laboratories, Inc.	106,757	1,020
* Regeneron Pharmaceuticals, Inc.	198,324	1,013
* Neurogen Corp.	142,708	1,010
* CorVel Corp.	47,241	1,007
* Luminex Corp.	132,356	997
* Sonic Innovations, Inc.	178,466	996
* STAAR Surgical Co.	251,801	985
* Five Star Quality Care, Inc.	116,158	980
* Illumina, Inc.	121,044	978
* ARIAD Pharmaceuticals, Inc.	171,561	961
* Cypress Bioscience, Inc.	103,485	946
* Vical, Inc.	232,576	930
* BioScrip Inc.	153,192	924
* Discovery Laboratories, Inc.	163,574	921
* Isis Pharmaceuticals, Inc.	235,594	912
* SuperGen, Inc.	184,214	895
* NeoPharm, Inc.	115,053	894
* Enpath Medical, Inc.	108,545	881
* CYTOGEN Corp.	151,972	880
Hooper Holmes, Inc.	229,873	878
* Cholestech Corp.	86,726	874
* US Physical Therapy, Inc.	61,932	866
* Maxim Pharmaceuticals, Inc.	489,834	862
* National Medical Health Card Systems, Inc.	37,180	860
* Exact Sciences Corp.	240,303	858
* Maxygen Inc.	97,460	836
* Bradley Pharmaceuticals, Inc.	87,446	836
* Hollis-Eden Pharmaceuticals, Inc.	118,064	832
* Bruker BioSciences Corp.	234,077	824
* Oxigene, Inc.	201,880	824
* Ista Pharmaceuticals Inc.	83,105	821
* Accelrys Inc.	137,715	817
* Kendle International Inc.	70,725	813
* Caliper Life Sciences, Inc.	125,493	809
* Trimeris, Inc.	71,573	806
* Advanced Magnetics, Inc.	91,510	803
* Collagenex Pharmaceuticals, Inc.	171,233	800
* SONUS Pharmaceuticals, Inc.	301,317	795
* Stereotaxis Inc.	102,000	791
* Synovis Life Technologies, Inc.	76,887	767
* Symbion, Inc.	35,900	767
* Dyax Corp.	237,231	764
* Diversa Corp.	153,320	764
* Pozen Inc.	145,784	760
* SciClone Pharmaceuticals, Inc.	266,643	757
* Antigenics, Inc.	111,340	746
* IMPAC Medical Systems, Inc.	31,058	739
* Palatin Technologies, Inc.	315,610	739
* New River Pharmaceuticals Inc.	28,604	729
* CardioDynamics International Corp.	248,281	725
* Renovis, Inc.	89,827	725
* EntreMed, Inc.	342,820	720
* Third Wave Technologies	124,658	718
* SeraCare Life Sciences, Inc.	58,374	718
* Solexa, Inc.	77,780	703
* Titan Pharmaceuticals, Inc.	315,590	701
* Merit Medical Systems, Inc.	58,266	699
* Indevus Pharmaceuticals, Inc.	248,430	691
* Orphan Medical, Inc.	75,635	689
* InKine Pharmaceutical Co., Inc.	218,631	678
* Omnicell, Inc.	92,078	664
* Theragenics Corp.	192,741	663
* Neurobiological Technologies, Inc.	201,482	663
* DOV Pharmaceutical, Inc.	48,128	658
* Air Methods Corp.	82,266	656
Young Innovations, Inc.	17,644	647
Healthcare Services Group, Inc.	26,466	642
* Oscient Pharmaceuticals	273,257	639
* VNUS Medical Technologies, Inc.	54,400	630
* Guilford Pharmaceuticals, Inc.	273,839	630
* Palomar Medical Technologies, Inc.	23,227	626
* OCA Inc.	146,830	624
* Possis Medical Inc.	73,926	619
* SIGA Technologies, Inc.	476,549	596
Psychemedics Corp.	44,437	590
* Iridex Corp.	118,547	588
* Exactech, Inc.	34,481	585
* Cytokinetics, Inc.	86,837	570
* Quidel Corp.	142,945	559
* Cardiac Science, Inc.	485,894	559
* Lipid Sciences, Inc.	137,852	559
* Valentis, Inc.	206,636	550
* Aphton Corp.	429,135	545
* Cell Genesys, Inc.	119,100	540
* Carrington Labs Inc.	103,601	535
* Allied Healthcare International Inc.	85,126	532
* Corixa Corp.	170,581	524
* GenVec, Inc.	295,848	512
* Cantel Medical Corp.	17,325	502
* Res-Care, Inc.	39,732	497
National Healthcare Corp.	13,916	476
* Allos Therapeutics Inc.	228,200	470
* Barrier Therapeutics Inc.	30,274	469
* Emisphere Technologies, Inc.	124,566	457
* A.D.A.M., Inc.	81,473	457
* Epimmune Inc.	390,477	453
* I-Flow Corp.	28,533	452
* Bioanalytical Systems, Inc.	44,355	446
* Cell Therapeutics, Inc.	123,282	443
* Pain Therapeutics, Inc.	86,317	438
* ViroPharma Inc.	186,885	437
* Genta Inc.	381,248	431
* Geopharma Inc.	139,774	426
* Sirna Therapeutics, Inc.	145,470	425
* Novoste Corp.	498,203	423
* Rita Medical Systems, Inc.	140,139	419
* Abaxis, Inc.	46,500	412
* Repligen Corp.	241,238	410
* IntraBiotics Pharmaceuticals, Inc.	110,821	399
* Tercica, Inc.	50,586	386
* Hanger Orthopedic Group, Inc.	63,956	381
* Genitope Corp.	30,038	375
* BioSphere Medical Inc.	94,990	375
* Sequenom, Inc.	354,083	372
* Ciphergen Biosystems, Inc.	133,739	370
* Novavax, Inc.	253,470	357
* Seattle Genetics, Inc.	69,323	356
* Cortex Pharmaceuticals, Inc.	159,200	355
* Targeted Genetics Corp.	580,703	354
* AVANT Immunotherapeutics, Inc.	216,900	354
* Gene Logic Inc.	110,860	348
* Radiologix Inc.	79,100	339
* Harvard Bioscience, Inc.	87,055	339
* Zonagen, Inc.	108,807	332
* Axonyx Inc.	266,703	328
* Arena Pharmaceuticals, Inc.	63,096	319
* GTx, Inc.	34,571	315
* Aradigm Corp.	256,117	312
* Encore Medical Corp.	55,676	300
* AP Pharma Inc.	201,959	291
* La Jolla Pharmaceutical Co.	405,097	284
* Continucare Corp.	113,919	279
* Emageon Inc.	15,500	278
* Cardima, Inc.	894,185	277
* Lanvision Systems, Inc.	70,381	270
* Matritech Inc.	261,393	269
* Curative Health Services, Inc.	78,351	266
* SRI/Surgical Express, Inc.	54,736	265
* Genaissance Pharmaceuticals, Inc.	205,367	257
* Curon Medical Inc.	259,660	252
* Immtech International, Inc.	20,100	250
* Sangamo BioSciences, Inc.	60,997	244
* Proxymed Pharmacy, Inc.	27,275	237
* Aksys, Ltd.	72,898	231
* Neose Technologies, Inc.	85,168	220
* Virologic, Inc. Rights	700,738	217
* Osteotech, Inc.	55,315	210
* Santarus Inc.	43,100	209
* Columbia Laboratories Inc.	105,679	202
* Bioject Medical Technologies Inc.	147,476	198
* ViaCell, Inc.	25,300	191
* Kosan Biosciences, Inc.	45,166	185
* DepoMed, Inc.	45,919	181
* Alteon, Inc.	304,768	180
* Interpharm Holdings, Inc.	114,161	177
* Icagen, Inc.	27,200	173
* PRAECIS Pharmaceuticals Inc.	164,114	172
* XOMA Ltd.	167,485	167
* GTC Biotherapeutics, Inc.	158,722	167
* Insmed Inc.	194,265	165
* The Immune Response Corp.	208,641	163
D& K Healthcare Resources, Inc.	18,690	156
* Avigen, Inc.	53,430	149
* Cytrx Corp.	105,658	145
* Microtek Medical Holdings, Inc.	40,240	144
* Avanir Pharmaceuticals Class A	64,400	142
* Nuvasive, Inc.	10,300	133
* Retractable Technologies, Inc.	32,792	131
* Large Scale Biology Corp.	137,456	124
* Phase Forward Inc.	18,250	119
* Corgentech Inc.	49,600	115
* Corcept Therapeutics Inc.	24,961	113
* StemCells, Inc.	35,100	111
* Micro Therapeutics, Inc.	27,948	108
* Tapestry Pharmaceuticals Inc.	170,976	104
* Stratagene Holding Corp.	11,338	100
* Pharmos Corp.	154,400	97
* Biopure Corp.	263,199	88
* IVAX Diagnostics, Inc.	20,734	84
* Physiometrix, Inc.	111,892	84
* PharmaNetics, Inc.	131,664	83
* Orthologic Corp.	15,200	77
* IGI, Inc.	49,172	69
* Precision Optics Corp., Inc.	63,060	66
* V.I. Technologies, Inc.	21,115	64
* Applied Imaging Corp.	79,556	48
* LifeCell Corp.	5,100	45
* MacroChem Corp.	115,200	45
* aaiPharma Inc.	62,941	45
* Natrol, Inc.	13,849	42
* Dynacq Healthcare, Inc	8,412	42
* Icoria Inc.	109,833	40
* Transgenomic, Inc.	49,307	28
* HealthAxis, Inc.	9,014	20
* Pure Bioscience	6,829	8
* DiaSys Corp.	5,071	3
* SpectRx, Inc.	1,000	-

		7,023,120

Integrated Oils (4.6%)
ExxonMobil Corp.	25,439,563	1,516,198
ChevronTexaco Corp.	8,354,372	487,143
ConocoPhillips Co.	2,721,848	293,524
Occidental Petroleum Corp.	1,544,617	109,930
Unocal Corp.	1,044,080	64,409
Marathon Oil Corp.	1,364,644	64,029
Murphy Oil Corp.	362,929	35,832
Amerada Hess Corp.	359,500	34,587
Hugoton Royalty Trust	199,880	5,894
* W& T Offshore, Inc.	260,200	5,402
* KCS Energy, Inc.	271,711	4,173
* Delta Petroleum Corp.	211,636	3,077
* Giant Industries, Inc.	97,008	2,493
* Warren Resources Inc.	202,471	2,173
* GMX Resources Inc.	156,941	1,806
* Mission Resources Corp.	23,100	164

		2,630,834

Other Energy (3.4%)
Schlumberger Ltd.	2,328,540	164,115
Devon Energy Corp.	1,916,546	91,515
Halliburton Co.	1,975,897	85,458
Apache Corp.	1,285,606	78,718
Burlington Resources, Inc.	1,556,668	77,942
Anadarko Petroleum Corp.	986,764	75,093
Valero Energy Corp.	1,008,342	73,881
* Transocean Inc.	1,265,273	65,111
Baker Hughes, Inc.	1,316,093	58,553
Kerr-McGee Corp.	595,438	46,641
EOG Resources, Inc.	940,194	45,825
XTO Energy, Inc.	1,368,313	44,935
Williams Cos., Inc.	2,194,363	41,276
* Nabors Industries, Inc.	586,730	34,699
GlobalSantaFe Corp.	925,654	34,286
BJ Services Co.	634,560	32,921
* National-Oilwell Varco Inc.	660,694	30,854
Sunoco, Inc.	297,166	30,763
* Weatherford International Ltd.	526,529	30,507
Noble Corp.	521,131	29,293
Smith International, Inc.	413,396	25,932
El Paso Corp.	2,433,653	25,748
Diamond Offshore Drilling, Inc.	510,166	25,457
Pioneer Natural Resources Co.	572,780	24,469
Peabody Energy Corp.	506,514	23,482
Chesapeake Energy Corp.	1,055,632	23,161
ENSCO International, Inc.	595,869	22,440
Premcor, Inc.	351,966	21,005
* Newfield Exploration Co.	242,307	17,994
CONSOL Energy, Inc.	354,593	16,673
Patterson-UTI Energy, Inc.	656,462	16,425
Noble Energy, Inc.	229,133	15,586
* Ultra Petroleum Corp.	295,682	15,021
Equitable Resources, Inc.	243,968	14,014
* NRG Energy	394,778	13,482
* Reliant Energy, Inc.	1,177,766	13,403
* Pride International, Inc.	536,679	13,331
Rowan Cos., Inc.	421,463	12,614
Pogo Producing Co.	252,258	12,421
* Cooper Cameron Corp.	216,917	12,410
Massey Energy Co.	299,310	11,984
* Grant Prideco, Inc.	484,356	11,702
Patina Oil & Gas Corp.	278,353	11,134
* Plains Exploration & Production Co.	303,840	10,604
Arch Coal, Inc.	242,490	10,429
* Tesoro Petroleum Corp.	261,272	9,672
* Quicksilver Resources, Inc.	196,350	9,568
* Forest Oil Corp.	232,535	9,418
* FMC Technologies Inc.	266,421	8,840
* Unit Corp.	180,537	8,155
Vintage Petroleum, Inc.	257,198	8,091
Helmerich & Payne, Inc.	199,155	7,904
* Denbury Resources, Inc.	215,045	7,576
Cabot Oil & Gas Corp.	130,449	7,194
* Alpha Natural Resources, Inc.	245,400	7,036
Range Resources Corp.	294,426	6,878
* Cal Dive International, Inc.	151,123	6,846
* Cimarex Energy Co.	163,537	6,378
* Houston Exploration Co.	111,614	6,356
* Todco	238,300	6,158
* Spinnaker Exploration Co.	166,801	5,926
* Key Energy Services, Inc.	515,390	5,912
* Calpine Corp.	2,108,193	5,903
St. Mary Land & Exploration Co.	117,744	5,893
* Dynegy, Inc.	1,501,763	5,872
Holly Corp.	157,434	5,868
* Magnum Hunter Resources Inc.	346,066	5,575
CARBO Ceramics Inc.	78,827	5,530
Berry Petroleum Class A	107,341	5,523
* Encore Acquisition Co.	133,287	5,505
* Hydrill Co.	91,498	5,344
Foundation Coal Holdings, Inc.	223,400	5,252
* Whiting Petroleum Corp.	128,189	5,228
* Superior Energy Services, Inc.	301,763	5,190
Frontier Oil Corp.	143,048	5,187
* Comstock Resources, Inc.	178,675	5,135
* Stone Energy Corp.	105,336	5,116
* Grey Wolf, Inc.	722,309	4,753
* Remington Oil & Gas Corp.	150,508	4,744
* SEACOR Holdings Inc.	74,391	4,742
* Oceaneering International, Inc.	125,562	4,709
* Bill Barrett Corp.	162,777	4,706
* Energy Partners, Ltd.	180,660	4,692
* Universal Compression Holdings, Inc.	122,260	4,630
Penn Virginia Corp.	99,830	4,582
* Swift Energy Co.	158,485	4,507
* KFX, Inc.	320,297	4,292
* Atwood Oceanics, Inc.	63,412	4,219
* Hanover Compressor Co.	335,669	4,052
* Veritas DGC Inc.	130,299	3,904
* Syntroleum Corp.	308,877	3,781
* ATP Oil & Gas Corp.	173,463	3,754
* Global Industries Ltd.	391,449	3,680
Resource America, Inc.	101,506	3,557
* Petroleum Development Corp.	93,540	3,526
* Oil States International, Inc.	165,389	3,399
Crosstex Energy, Inc.	75,764	3,316
* Enbridge Energy Management LLC	66,744	3,260
* W-H Energy Services, Inc.	132,285	3,166
* Atlas America, Inc.	87,032	3,148
* Goodrich Petroleum Corp.	148,600	3,140
* McMoRan Exploration Co.	154,892	3,113
* Harvest Natural Resources, Inc.	240,913	2,864
* Brigham Exploration Co.	304,690	2,812
* Toreador Resources Corp.	152,769	2,773
* The Meridian Resource Corp.	526,189	2,715
* FX Energy, Inc.	234,762	2,686
* TETRA Technologies, Inc.	93,465	2,658
* PetroQuest Energy, Inc.	390,716	2,594
* TransMontaigne Inc.	321,116	2,569
* FuelCell Energy, Inc.	255,460	2,549
RPC Inc.	161,787	2,458
* Clayton Williams Energy, Inc.	91,032	2,358
* Callon Petroleum Co.	151,586	2,356
* Parallel Petroleum Corp.	319,428	2,348
* Plug Power, Inc.	339,230	2,239
* Petrohawk Energy Corp.	191,478	2,007
* The Exploration Co. of Delaware, Inc.	343,356	1,972
* Dril-Quip, Inc.	63,722	1,959
* Westmoreland Coal Co.	76,897	1,934
* Newpark Resources, Inc.	313,507	1,847
* Double Eagle Petroleum Co.	88,265	1,824
* Evergreen Solar, Inc.	257,681	1,822
* Abraxas Petroleum Corp.	635,900	1,806
* Input/Output, Inc.	262,982	1,696
* Parker Drilling Co.	260,965	1,501
Gulf Island Fabrication, Inc.	53,720	1,260
* Hornbeck Offshore Services, Inc.	39,100	980
Lufkin Industries	20,229	977
* Royale Energy, Inc.	115,699	949
* Infinity, Inc.	89,993	900
* James River Coal Co.	22,676	870
* Magellan Petroleum Corp.	521,631	814
* Harken Energy Corp.	1,449,447	710
* Global Power Equipment Group Inc.	72,884	698
MarkWest Energy Partners, LP	14,726	698
* Capstone Turbine Corp.	439,161	681
* Prime Energy Corp.	28,866	572
APCO Argentina Inc.	14,189	548
* Torch Offshore, Inc.	375,245	448
* Horizon Offshore, Inc.	1,071,847	429
* ICO, Inc.	114,972	387
* Wilshire Enterprises, Inc.	44,010	345
* Matrix Service Co.	76,851	334
* Carrizo Oil & Co inc	19,500	331
* U.S. Energy Systems, Inc.	59,910	72
* T-3 Energy Services, Inc.	977	8

		1,970,066

Materials & Processing (4.5%)
E.I. du Pont de Nemours & Co.	3,916,473	200,680
Dow Chemical Co.	3,760,244	187,448
Alcoa Inc.	3,435,548	104,406
International Paper Co.	1,917,545	70,546
Monsanto Co.	1,053,038	67,921
Newmont Mining Corp. (Holding Co.)	1,601,258	67,653
Weyerhaeuser Co.	945,921	64,796
Archer-Daniels-Midland Co.	2,563,107	63,001
Praxair, Inc.	1,282,315	61,372
Masco Corp.	1,751,278	60,717
Air Products & Chemicals, Inc.	896,340	56,729
PPG Industries, Inc.	677,362	48,445
Rohm & Haas Co.	878,125	42,150
American Standard Cos., Inc.	854,581	39,721
Phelps Dodge Corp.	370,739	37,715
Georgia Pacific Group	1,018,191	36,136
Nucor Corp.	625,285	35,991
Ecolab, Inc.	1,015,320	33,556
Freeport-McMoRan Copper & Gold, Inc. Class B	685,415	27,149
Avery Dennison Corp.	435,775	26,988
Lyondell Chemical Co.	957,484	26,733
* The Mosaic Co.	1,485,658	25,345
MeadWestvaco Corp.	796,065	25,331
Sherwin-Williams Co.	561,657	24,707
Bunge Ltd.	434,002	23,384
Vulcan Materials Co.	402,843	22,894
United States Steel Corp.	448,545	22,809
* Huntsman Corp.	869,373	20,274
The St. Joe Co.	300,738	20,240
Precision Castparts Corp.	256,222	19,732
Ashland, Inc.	277,752	18,740
Ball Corp.	443,456	18,395
Fluor Corp.	329,254	18,251
Eastman Chemical Co.	307,514	18,143
Southern Peru Copper Corp.	315,578	17,502
* Sealed Air Corp.	331,322	17,209
* Energizer Holdings, Inc.	284,918	17,038
Sigma-Aldrich Corp.	272,786	16,708
Lafarge North America Inc.	276,580	16,166
Temple-Inland Inc.	219,824	15,948
Smurfit-Stone Container Corp.	1,000,633	15,480
* International Steel Group, Inc.	386,888	15,282
* Owens-Illinois, Inc.	592,348	14,892
Engelhard Corp.	491,032	14,746
* Pactiv Corp.	593,109	13,849
Bemis Co., Inc.	421,819	13,127
Forest City Enterprise Class A	197,437	12,596
* Jacobs Engineering Group Inc.	221,994	11,526
* Celanese Corp.	626,100	11,264
Sonoco Products Co.	386,698	11,156
Louisiana-Pacific Corp.	431,348	10,844
Martin Marietta Materials, Inc.	190,196	10,636
* Nalco Holding Co.	558,738	10,521
Lubrizol Corp.	258,156	10,491
Packaging Corp. of America	421,401	10,236
* Crown Holdings, Inc.	652,690	10,156
Florida Rock Industries, Inc.	170,234	10,013
The Timken Co.	355,636	9,723
Harsco Corp.	162,415	9,682
Valspar Corp.	202,639	9,431
Valhi, Inc.	471,371	9,262
* Scotts Miracle-Gro Company	127,963	8,987
Allegheny Technologies Inc.	368,884	8,894
Cytec Industries, Inc.	154,481	8,381
RPM International, Inc.	457,704	8,367
Westlake Chemical Corp.	256,150	8,286
Bowater Inc.	219,623	8,273
Cabot Corp.	243,618	8,144
* Glamis Gold, Ltd.	516,214	8,058
Kronos Worldwide, Inc.	187,969	7,991
Commercial Metals Co.	232,860	7,892
Hughes Supply, Inc.	260,622	7,754
* FMC Corp.	143,923	7,693
Corn Products International, Inc.	292,168	7,593
AptarGroup Inc.	143,849	7,477
Airgas, Inc.	294,267	7,030
Steel Dynamics, Inc.	195,922	6,750
Worthington Industries, Inc.	345,889	6,669
Crompton Corp.	452,992	6,614
* Meridian Gold Co.	391,176	6,587
Albemarle Corp.	180,480	6,562
Great Lakes Chemical Corp.	200,395	6,437
York International Corp.	163,564	6,408
* Hercules, Inc.	441,605	6,394
USEC Inc.	386,879	6,298
Greif Inc. Class A	90,027	6,273
Cleveland-Cliffs Inc.	85,370	6,221
Olin Corp.	275,969	6,154
Brady Corp. Class A	186,782	6,042
Georgia Gulf Corp.	130,741	6,011
Simpson Manufacturing Co.	188,284	5,818
Carpenter Technology Corp.	95,891	5,697
* Lone Star Technologies, Inc.	143,700	5,666
* USG Corp.	169,782	5,630
* Shaw Group, Inc.	251,835	5,490
Potlatch Corp.	116,634	5,490
* Maverick Tube Corp.	167,950	5,460
Minerals Technologies, Inc.	81,266	5,346
* WCI Communities, Inc.	176,001	5,294
Quanex Corp.	98,400	5,247
Clarcor Inc.	100,422	5,218
Lennox International Inc.	237,617	5,209
Brookfield Homes Corp.	122,177	5,157
Reliance Steel & Aluminum Co.	128,569	5,144
Acuity Brands, Inc.	185,795	5,016
Schnitzer Steel Industries, Inc. Class A	148,258	5,001
Watsco, Inc.	118,533	4,990
* URS Corp.	172,987	4,973
* NL Industries, Inc.	211,420	4,884
Texas Industries, Inc.	90,630	4,871
* Century Aluminum Co.	159,817	4,836
Granite Construction Co.	182,163	4,785
* Armor Holdings, Inc.	128,984	4,784
* AK Steel Corp.	428,535	4,740
Silgan Holdings, Inc.	72,100	4,685
* Oregon Steel Mills, Inc.	190,292	4,377
* Dycom Industries, Inc.	189,216	4,350
Compass Minerals International	160,800	4,092
* Trammell Crow Co.	195,904	4,030
Delta & Pine Land Co.	146,801	3,964
* Tejon Ranch Co.	88,287	3,938
* OM Group, Inc.	126,879	3,860
Longview Fibre Co.	203,553	3,819
* Coeur d'Alene Mines Corp.	1,040,246	3,818
* Hexcel Corp.	244,347	3,790
Mueller Industries Inc.	133,740	3,765
Albany International Corp.	119,389	3,687
* NS Group Inc.	114,488	3,596
* Titanium Metals Corp.	99,641	3,587
MacDermid, Inc.	109,417	3,556
* PolyOne Corp.	399,696	3,549
* Beacon Roofing Supply, Inc.	161,779	3,541
Kaydon Corp.	111,411	3,498
Eagle Materials, Inc.	43,139	3,492
H.B. Fuller Co.	120,172	3,485
* Energy Conversion Devices, Inc.	151,961	3,454
* Graphic Packaging Corp.	780,109	3,440
* Trex Co., Inc.	77,094	3,424
* UAP Holding Corp.	211,646	3,408
* Gold Kist Inc.	213,759	3,399
* Hecla Mining Co.	618,442	3,389
* Stillwater Mining Co.	342,811	3,377
* Cabot Microelectronics Corp.	106,902	3,355
* Symyx Technologies, Inc.	151,916	3,350
* EMCOR Group, Inc.	71,148	3,331
AMCOL International Corp.	174,989	3,283
Gibraltar Industries Inc.	146,538	3,215
* W.R. Grace & Co.	376,217	3,205
* RTI International Metals, Inc.	132,962	3,111
ElkCorp	80,882	3,111
* Griffon Corp.	145,018	3,105
* Quanta Services, Inc.	396,337	3,024
Ferro Corp.	155,229	2,921
Arch Chemicals, Inc.	101,398	2,887
* NCI Building Systems, Inc.	71,289	2,752
Neenah Paper Inc.	80,976	2,722
Wausau-Mosinee Paper Corp.	191,365	2,706
Royal Gold, Inc.	143,966	2,639
* Rogers Corp.	64,146	2,566
* Alico, Inc.	48,405	2,551
* Avatar Holding, Inc.	54,344	2,546
* EnerSys	186,967	2,449
Eagle Materials, Inc. B Shares	31,002	2,443
* Interline Brands, Inc.	127,100	2,429
* GrafTech International Ltd.	421,847	2,400
Wellman, Inc.	165,173	2,388
Tredegar Corp.	141,469	2,385
A. Schulman Inc.	133,671	2,329
* Comfort Systems USA, Inc.	293,194	2,272
Glatfelter	153,486	2,264
* Caraustar Industries, Inc.	174,360	2,249
* Terra Industries, Inc.	289,681	2,248
* Mobile Mini, Inc.	55,582	2,246
* Infrasource Services Inc.	185,550	2,227
Steel Technologies, Inc.	91,568	2,197
* A.M. Castle & Co.	174,186	2,195
Spartech Corp.	109,804	2,180
Apogee Enterprises, Inc.	150,826	2,154
Cambrex Corp.	100,825	2,148
* Omnova Solutions Inc.	387,558	2,081
* Insituform Technologies Inc. Class A	141,960	2,060
* U.S. Energy Corp.	338,939	2,027
CompX International Inc.	119,197	2,024
Ryerson Tull, Inc.	156,936	1,988
Consolidated-Tomoka Land Co.	34,267	1,961
* Ceradyne, Inc.	87,519	1,958
Building Materials Holding Corp.	43,998	1,957
* Zoltek Cos., Inc.	158,877	1,932
* Exide Technologies	149,695	1,931
LSI Industries Inc.	169,835	1,907
* Huttig Building Products, Inc.	172,310	1,883
* Aleris International Inc	75,100	1,874
* Material Sciences Corp.	137,828	1,854
Myers Industries, Inc.	128,726	1,816
* Jacuzzi Brands, Inc.	186,014	1,815
The Standard Register Co.	145,669	1,814
Barnes Group, Inc.	66,110	1,796
* Northwest Pipe Co.	71,097	1,755
WD-40 Co.	53,573	1,741
* Wheeling-Pittsburgh Corp.	55,271	1,716
Aceto Corp.	230,066	1,707
* WCA Waste Corp.	173,550	1,701
* Drew Industries, Inc.	45,027	1,695
Universal Forest Products, Inc.	42,192	1,639
Rock-Tenn Co.	123,088	1,637
* Lydall, Inc.	147,205	1,634
* Layne Christensen Co.	94,283	1,628
CIRCOR International, Inc.	65,017	1,603
Juno Lighting, Inc.	41,322	1,562
* Buckeye Technology, Inc.	142,575	1,540
* AAON, Inc.	93,161	1,533
* Constar International Inc.	255,142	1,444
Chesapeake Corp. of Virginia	66,180	1,391
* TransPro Inc.	213,136	1,385
* Griffin Land & Nurseries, Inc.	52,872	1,375
Ameron International Corp.	37,719	1,358
* Bluegreen Corp.	105,100	1,351
Valmont Industries, Inc.	60,056	1,340
* DHB Industries, Inc.	149,838	1,319
Quaker Chemical Corp.	62,627	1,286
Penford Corp.	78,219	1,271
* Maxxam Inc.	43,729	1,262
* Brush Engineered Materials Inc.	66,000	1,256
* Interface, Inc.	183,720	1,253
Oil-Dri Corp. of America	67,015	1,240
* Unifi, Inc.	367,045	1,230
* Encore Wire Corp.	120,485	1,229
* Stratus Properties Inc.	74,217	1,187
* Medis Technology Ltd.	80,297	1,151
Deltic Timber Corp.	28,638	1,120
* Valence Technology Inc.	353,197	1,084
* Foamex International, Inc.	534,998	1,065
* Ultralife Batteries, Inc.	59,300	1,015
* First Acceptance Corp.	94,800	1,005
Andersons, Inc.	30,900	958
Calgon Carbon Corp.	108,539	927
* NewMarket Corp.	49,804	926
* Reading International Inc. Class A	130,914	923
* Tarragon Realty Investors Inc. REIT	45,132	911
NN, Inc.	72,852	898
American Vanguard Corp.	19,150	859
Ampco-Pittsburgh Corp.	60,218	815
Stepan Co.	33,970	799
* U.S. Concrete, Inc.	124,220	779
* Synalloy Corp.	73,307	748
Pope & Talbot, Inc.	38,683	680
* EarthShell Corp.	402,304	644
Ennis, Inc.	37,418	633
* Lesco, Inc.	42,007	609
Bluelinx Holdings Inc.	43,400	586
Hawkins, Inc.	46,395	556
* Webco Industries, Inc.	74,523	537
* Perini Corp.	32,405	447
* Wellsford Real Properties Inc.	27,674	403
* Liquidmetal Technologies Inc.	181,249	370
Penn Engineering & Manufacturing Corp.	20,094	363
* NuCo2, Inc.	12,100	318
* HouseValues, Inc.	22,700	286
* Integrated Electrical Services, Inc.	98,626	272
* Mestek, Inc.	11,422	258
MGP Ingredients, Inc.	26,000	217
* Eden Bioscience Corp.	300,960	196
* Badger Paper Mills, Inc.	45,643	195
Noland Co.	2,810	133
Anchor Glass Container Corp.	46,433	104
* Senomyx, Inc.	8,400	100
* American Realty Investors, Inc.	7,270	65
* Impreso, Inc.	32,000	51
* Shiloh Industries, Inc.	1,700	22
* Corrpro Cos., Inc.	3,200	2
* General Chemical Group Inc.	17,001	-
* Cone Mills Corp.	104,013	-
* BMC Industries, Inc.	211,416	-

		2,624,497

Producer Durables (4.5%)
United Technologies Corp.	2,018,135	205,164
The Boeing Co.	3,282,607	191,901
Caterpillar, Inc.	1,345,624	123,044
* Applied Materials, Inc.	6,681,949	108,582
Emerson Electric Co.	1,663,633	108,020
Lockheed Martin Corp.	1,754,368	107,122
Illinois Tool Works, Inc.	1,191,943	106,715
Northrop Grumman Corp.	1,413,800	76,317
Deere & Co.	981,718	65,903
Danaher Corp.	1,214,490	64,866
* Xerox Corp.	3,760,389	56,970
Ingersoll-Rand Co.	691,635	55,089
* Agilent Technologies, Inc.	1,914,961	42,512
Pitney Bowes, Inc.	911,540	41,129
* Lexmark International, Inc.	510,743	40,844
Cooper Industries, Inc. Class A	518,955	37,116
Pulte Homes, Inc.	500,658	36,863
D. R. Horton, Inc.	1,225,444	35,832
* KLA-Tencor Corp.	775,326	35,673
Rockwell Collins, Inc.	698,248	33,230
Lennar Corp. Class A	578,647	32,798
Dover Corp.	802,093	30,311
Parker Hannifin Corp.	471,631	28,732
Centex Corp.	488,150	27,956
* Toll Brothers, Inc.	293,250	23,123
W.W. Grainger, Inc.	359,083	22,360
KB HOME	182,641	21,453
American Power Conversion Corp.	790,560	20,642
* NVR, Inc.	25,207	19,787
Molex, Inc.	748,115	19,720
Goodrich Corp.	468,498	17,939
* Waters Corp.	476,863	17,067
* Thermo Electron Corp.	644,383	16,296
* American Tower Corp. Class A	885,516	16,143
Diebold, Inc.	282,724	15,507
Pentair, Inc.	395,880	15,439
United Defense Industries Inc.	208,484	15,307
* LAM Research Corp.	528,630	15,256
Novellus Systems, Inc.	563,146	15,053
* Crown Castle International Corp.	889,561	14,286
Pall Corp.	493,661	13,388
Cummins Inc.	174,826	12,299
Hubbell Inc. Class B	231,374	11,823
Ryland Group, Inc.	187,043	11,600
MDC Holdings, Inc.	166,209	11,576
* Hovnanian Enterprises Inc. Class A	221,984	11,321
* Teradyne, Inc.	766,163	11,186
Graco, Inc.	273,571	11,041
Roper Industries Inc.	166,285	10,892
Ametek, Inc.	269,028	10,828
Joy Global Inc.	307,814	10,792
Donaldson Co., Inc.	330,394	10,665
* Alliant Techsystems, Inc.	148,229	10,591
HNI Corp.	226,827	10,196
Standard Pacific Corp.	132,602	9,573
Tektronix, Inc.	363,997	8,929
Herman Miller, Inc.	281,264	8,472
* Terex Corp.	194,825	8,436
Steelcase Inc.	586,521	8,094
* Rayovac Corp.	194,265	8,081
Beazer Homes USA, Inc.	160,237	7,989
IDEX Corp.	194,831	7,861
* Thomas & Betts Corp.	232,681	7,516
* Andrew Corp.	634,162	7,426
Briggs & Stratton Corp.	203,706	7,417
Plantronics, Inc.	189,402	7,212
Kennametal, Inc.	144,153	6,846
Crane Co.	233,175	6,713
* Polycom, Inc.	392,382	6,651
* AGCO Corp.	356,102	6,499
* Meritage Corp.	101,944	6,007
* Genlyte Group, Inc.	66,710	6,002
* Actuant Corp.	128,935	5,792
Mine Safety Appliances Co.	149,416	5,788
* Flowserve Corp.	218,152	5,644
Engineered Support Systems, Inc.	104,802	5,609
* Varian Semiconductor Equipment Associates, Inc.	143,730	5,463
* Headwaters Inc.	165,872	5,444
Technical Olympic USA, Inc.	176,915	5,343
* ESCO Technologies Inc.	65,345	5,250
* Teledyne Technologies, Inc.	166,667	5,217
Nordson Corp.	140,803	5,184
Lincoln Electric Holdings, Inc.	162,831	4,898
The Manitowoc Co., Inc.	116,218	4,694
* Moog Inc.	101,088	4,569
Cognex Corp.	181,267	4,510
* Dionex Corp.	82,680	4,506
Knoll, Inc.	255,000	4,253
Bucyrus International, Inc.	107,795	4,210
JLG Industries, Inc.	195,155	4,206
Watts Water Technologies, Inc.	119,971	3,912
Curtiss-Wright Corp.	67,918	3,871
* CUNO Inc.	73,454	3,775
* Cymer, Inc.	140,854	3,771
* FEI Co.	157,756	3,652
* Littelfuse, Inc.	122,070	3,497
Federal Signal Corp.	226,840	3,441
* ATMI, Inc.	133,532	3,344
* Esterline Technologies Corp.	95,896	3,313
Belden CDT Inc.	144,753	3,215
* Interdigital Communications Corp.	209,387	3,208
* MKS Instruments, Inc.	198,382	3,150
* A.S.V., Inc.	77,158	3,059
Franklin Electric, Inc.	80,148	3,024
Baldor Electric Co.	114,311	2,950
The Middleby Corp.	59,582	2,943
A.O. Smith Corp.	101,135	2,920
Applied Industrial Technology, Inc.	107,296	2,918
* Rofin-Sinar Technologies Inc.	90,369	2,904
Woodward Governor Co.	40,458	2,901
* MTC Technologies, Inc.	88,218	2,867
Regal-Beloit Corp.	98,610	2,839
* Gardner Denver Inc.	71,820	2,838
Kimball International, Inc. Class B	193,844	2,811
* Axcelis Technologies, Inc.	377,833	2,758
* Triumph Group, Inc.	69,776	2,717
* Entegris Inc.	266,886	2,640
Tecumseh Products Co. Class A	66,487	2,634
* SBA Communications Corp.	287,372	2,632
* William Lyon Homes, Inc.	33,985	2,607
* General Cable Corp.	214,676	2,591
* Taser International Inc.	215,770	2,589
MTS Systems Corp.	88,923	2,581
* Brooks Automation, Inc.	169,700	2,576
* Itron, Inc.	86,155	2,554
* Paxar Corp.	117,891	2,516
Stewart & Stevenson Services, Inc.	108,898	2,493
M/I Homes, Inc.	49,754	2,434
* Arris Group Inc.	351,717	2,430
* Imagistics International Inc.	69,122	2,414
* Credence Systems Corp.	300,555	2,377
* Artesyn Technologies, Inc.	271,900	2,368
* Powerwave Technologies, Inc.	305,887	2,368
* Ultratech, Inc.	159,927	2,335
* Mykrolis Corp.	159,128	2,276
* Technitrol, Inc.	152,266	2,272
NACCO Industries, Inc. Class A	21,814	2,224
* Veeco Instruments, Inc.	147,053	2,213
Levitt Corp. Class A	85,925	2,203
* FARO Technologies, Inc.	92,668	2,181
* Axsys Technologies, Inc.	96,711	2,172
* Blount International, Inc.	127,225	2,160
* Comstock Homebuilding Companies, Inc.	97,450	2,075
United Industrial Corp.	66,958	1,983
* Kadant Inc.	105,642	1,960
* Park-Ohio Holdings Corp.	103,688	1,943
* Orbital Sciences Corp.	197,478	1,912
X-Rite Inc.	122,629	1,844
* Cavco Industries, Inc.	76,056	1,839
Lennar Corp. Class B	34,676	1,828
* Champion Enterprises, Inc.	193,626	1,820
* Metrologic Instruments, Inc.	79,873	1,796
* Palm Harbor Homes, Inc.	108,499	1,764
* Team, Inc.	85,315	1,706
Thomas Industries, Inc.	42,915	1,701
* DuPont Photomasks, Inc.	63,363	1,690
* Symmetricom Inc.	151,608	1,681
Lindsay Manufacturing Co.	88,094	1,681
* Photronics Inc.	91,651	1,659
* Applied Films Corp.	71,690	1,657
* Power-One, Inc.	334,832	1,627
* Photon Dynamics, Inc.	84,220	1,605
* Milacron Inc.	512,286	1,562
* BE Aerospace, Inc.	129,745	1,557
* Electro Scientific Industries, Inc.	79,518	1,542
Tennant Co.	36,733	1,421
Helix Technology Corp.	91,150	1,410
* Kulicke & Soffa Industries, Inc.	220,458	1,387
Applied Signal Technology, Inc.	60,195	1,378
* Mastec Inc.	166,885	1,370
* Zygo Corp.	104,941	1,360
* TurboChef Technologies, Inc.	91,000	1,355
* Audiovox Corp.	105,737	1,347
* Rudolph Technologies, Inc.	88,137	1,327
* Presstek, Inc.	168,561	1,301
* EnPro Industries, Inc.	46,460	1,278
* AZZ Inc.	70,098	1,272
CTS Corp.	96,848	1,259
* Advanced Energy Industries, Inc.	121,626	1,176
Alamo Group, Inc.	46,761	1,157
Woodhead Industries, Inc.	84,375	1,148
* Calamp Corp.	186,449	1,134
* Active Power, Inc.	347,022	1,124
Vicor Corp.	106,549	1,112
C & D Technologies, Inc.	109,372	1,099
* Mattson Technology, Inc.	137,349	1,091
Met-Pro Corp.	78,969	1,082
* ADE Corp.	48,299	1,072
* C-COR Inc.	175,810	1,069
HEICO Corp.	52,314	1,052
* Measurement Specialties, Inc.	45,600	1,049
* EMCORE Corp.	296,821	1,000
Gorman-Rupp Co.	46,252	993
* Hovnanian Enterprises	19,300	984
* Sonic Solutions, Inc.	64,876	976
* Cavalier Homes, Inc.	179,427	964
Curtiss-Wright Corp. Class B	16,860	951
Keithley Instruments Inc.	58,570	945
* Therma-Wave Inc.	487,849	942
* LTX Corp.	209,134	929
* Asyst Technologies, Inc.	190,210	911
* Perceptron, Inc.	112,506	889
* Allied Motion Technologies, Inc.	119,615	889
* Virco Manufacturing Corp.	114,415	879
* Darling International, Inc.	217,991	870
Standex International Corp.	30,197	824
* DDi Corp.	291,288	816
* Strategic Diagnostics Inc.	272,436	815
* Baldwin Technology Class A	332,419	798
* Terayon Communications Systems, Inc.	252,736	778
* Magnatek, Inc.	144,878	772
* Aetrium, Inc.	272,275	762
* Astec Industries, Inc.	33,491	738
* Pemco Aviation Group, Inc.	27,802	736
Cohu, Inc.	45,049	719
* Global Payment Tech Inc.	113,839	715
* LMI Aerospace, Inc.	127,175	689
Cascade Corp.	19,029	666
* FSI International, Inc.	153,266	648
* Ducommun, Inc.	31,795	636
* Tollgrade Communications, Inc.	91,016	628
* RF Monolithics, Inc.	135,435	618
Astro-Med, Inc.	67,754	612
* General Binding Corp.	28,771	604
* Capital Pacific Holdings, Inc.	139,064	599
* Fairchild Corp.	188,144	583
Summa Industries	62,438	556
* Distributed Energy Systems Corp.	163,042	554
* Paragon Technologies, Inc.	63,030	552
Skyline Corp.	14,328	551
* Arotech Corp.	382,129	531
* American Superconductor Corp.	52,600	525
* August Technology Corp.	44,040	516
* BTU International, Inc.	153,796	508
* Applied Innovation Inc.	141,161	487
Robbins & Myers, Inc.	22,077	486
* Optical Cable Corp.	91,815	477
Orleans Homebuilders, Inc.	23,133	425
HEICO Corp. Class A	26,677	423
* Peco II, Inc.	383,941	411
* TRC Cos., Inc.	26,935	396
* Tut Systems, Inc.	163,031	393
* Semitool, Inc.	37,280	380
* Somera Communications, Inc.	236,373	376
SpectraLink Corp.	25,773	364
* TransAct Technologies Inc.	36,319	364
Hubbell Inc. Class A	7,600	357
* SatCon Technology Corp.	205,088	347
* Katy Industries, Inc.	85,969	327
* Flanders Corp.	27,992	316
* Bell Industries, Inc.	108,998	315
* Powell Industries, Inc.	16,975	314
* Electroglas, Inc.	78,954	312
* Aerosonic Corp.	69,504	306
* Duratek, Inc.	15,100	301
Tech/Ops Sevcon, Inc.	47,181	301
* Dominion Homes, Inc.	17,322	293
* Beacon Power Corp.	281,064	289
* Catalytica Energy Systems, Inc.	128,289	263
* Viisage Technology, Inc.	71,096	240
* General Bearing Corp.	43,904	194
* Versar Inc.	53,650	194
* Color Kinetics Inc.	19,200	194
* The Allied Defense Group, Inc.	7,500	184
* Proxim Corp. Class A	186,551	153
* Copper Mountain Networks, Inc.	144,203	146
Collins Industries, Inc.	24,769	134
* American Access Technologies Inc.	70,247	109
* ZEVEX International, Inc.	15,407	62
* Andrea Radio Corp.	124,782	7
* Oakwood Homes Corp.	81,969	4
* DT Industries, Inc.	525,268	2
* Optical Cable Corp. Warrants Exp. 10/24/2007	796	-

		2,623,086

Technology (12.4%)
Microsoft Corp.	42,904,171	1,036,994
International Business Machines Corp.	6,564,501	599,864
Intel Corp.	24,933,563	579,207
* Cisco Systems, Inc.	25,965,771	464,528
* Dell Inc.	9,798,522	376,459
* Oracle Corp.	20,603,317	257,129
Hewlett-Packard Co.	11,466,843	251,583
QUALCOMM Inc.	6,489,930	237,856
Texas Instruments, Inc.	6,826,276	174,002
Motorola, Inc.	9,326,275	139,614
* Apple Computer, Inc.	3,222,454	134,280
* EMC Corp.	9,543,277	117,573
General Dynamics Corp.	788,409	84,399
Raytheon Co.	1,778,803	68,840
Adobe Systems, Inc.	941,020	63,208
Computer Associates International, Inc.	2,306,112	62,496
* Corning, Inc.	5,495,605	61,166
* Symantec Corp.	2,797,993	59,681
Analog Devices, Inc.	1,474,009	53,271
* Sun Microsystems, Inc.	13,115,819	52,988
Maxim Integrated Products, Inc.	1,285,759	52,549
Linear Technology Corp.	1,220,193	46,746
* Lucent Technologies, Inc.	16,993,699	46,733
* Juniper Networks, Inc.	2,089,775	46,100
Rockwell Automation, Inc.	737,482	41,771
Electronic Data Systems Corp.	2,007,302	41,491
Xilinx, Inc.	1,368,747	40,008
* Veritas Software Corp.	1,706,849	39,633
* Network Appliance, Inc.	1,411,217	39,034
* Broadcom Corp.	1,270,234	38,005
Seagate Technology	1,826,216	35,703
* Computer Sciences Corp.	739,825	33,921
* Intuit, Inc.	755,490	33,068
L-3 Communications Holdings, Inc.	454,260	32,262
National Semiconductor Corp.	1,414,996	29,163
* Altera Corp.	1,466,195	29,001
* Affiliated Computer Services, Inc. Class A	510,384	27,173
Autodesk, Inc.	911,992	27,141
* Freescale Semiconductor Inc. Class A	1,532,635	25,978
* Micron Technology, Inc.	2,415,508	24,976
* NCR Corp.	735,323	24,810
* Cognizant Technology Solutions Corp.	524,605	24,237
* Jabil Circuit, Inc.	792,802	22,611
* Advanced Micro Devices, Inc.	1,400,138	22,570
Microchip Technology, Inc.	812,117	21,123
* Avaya Inc.	1,750,341	20,444
* Comverse Technology, Inc.	771,776	19,464
* Siebel Systems, Inc.	1,994,763	18,212
* SanDisk Corp.	639,041	17,765
Harris Corp.	525,198	17,148
Scientific-Atlanta, Inc.	601,858	16,984
* Cadence Design Systems, Inc.	1,078,723	16,127
* Mercury Interactive Corp.	340,197	16,119
* Citrix Systems, Inc.	667,083	15,890
Applera Corp.-Applied Biosystems Group	796,388	15,721
* NVIDIA Corp.	654,525	15,552
* QLogic Corp.	373,919	15,144
* NAVTEQ Corp.	345,791	14,990
* McAfee Inc.	616,470	13,908
Symbol Technologies, Inc.	944,782	13,690
* Storage Technology Corp.	440,671	13,573
* Zebra Technologies Corp. Class A	283,218	13,450
* Tellabs, Inc.	1,825,397	13,325
* BMC Software, Inc.	880,162	13,202
* Solectron Corp.	3,796,057	13,172
* BEA Systems, Inc.	1,619,346	12,906
Amphenol Corp.	345,769	12,807
* International Rectifier Corp.	262,782	11,957
* Arrow Electronics, Inc.	454,230	11,515
* SpectraSite, Inc.	193,347	11,208
* MEMC Electronic Materials, Inc.	822,719	11,066
* Compuware Corp.	1,522,911	10,965
* Sanmina-SCI Corp.	2,057,424	10,740
PerkinElmer, Inc.	505,594	10,430
* Synopsys, Inc.	576,193	10,429
* Western Digital Corp.	809,258	10,318
Intersil Corp.	593,595	10,281
* Ingram Micro, Inc. Class A	613,768	10,232
* Ceridian Corp.	586,504	10,000
* Macromedia, Inc.	290,592	9,735
* Unisys Corp.	1,308,625	9,239
* JDS Uniphase Corp.	5,436,921	9,080
* Dolby Laboratories Inc.	375,964	8,835
* Novell, Inc.	1,482,403	8,835
* Avnet, Inc.	475,996	8,768
* LSI Logic Corp.	1,520,391	8,499
National Instruments Corp.	311,195	8,418
Reynolds & Reynolds Class A	310,386	8,399
AVX Corp.	685,520	8,398
* FLIR Systems, Inc.	269,992	8,181
* Red Hat, Inc.	723,051	7,888
* Vishay Intertechnology, Inc.	634,084	7,882
* Avid Technology, Inc.	134,082	7,257
* Fairchild Semiconductor International, Inc.	471,724	7,232
* Tessera Technologies, Inc.	164,821	7,125
Acxiom Corp.	339,228	7,100
* Sybase, Inc.	378,648	6,990
* F5 Networks, Inc.	136,385	6,886
* Trimble Navigation Ltd.	201,997	6,830
* BearingPoint, Inc.	776,937	6,814
* Hyperion Solutions Corp.	153,962	6,791
* Agere Systems Inc. Class A	4,684,541	6,699
* CACI International, Inc.	115,087	6,356
* ADC Telecommunications, Inc.	3,192,063	6,352
* SRA International, Inc.	105,104	6,333
* Akamai Technologies, Inc.	495,860	6,312
* Cree, Inc.	289,171	6,289
* Cypress Semiconductor Corp.	494,494	6,231
* Silicon Laboratories Inc.	208,057	6,181
* TIBCO Software Inc.	829,221	6,178
* Emulex Corp.	326,998	6,161
* Brocade Communications Systems, Inc.	1,034,057	6,122
* Perot Systems Corp.	454,439	6,108
* Salesforce.com, Inc.	407,125	6,103
* Rambus Inc.	403,299	6,078
* The Titan Corp.	332,813	6,044
* Gateway, Inc.	1,472,816	5,935
* Parametric Technology Corp.	1,059,686	5,924
* DRS Technologies, Inc.	134,628	5,722
* Atmel Corp.	1,879,874	5,546
ADTRAN Inc.	314,195	5,542
* 3Com Corp.	1,555,139	5,536
* Anteon International Corp.	141,790	5,520
* MICROS Systems, Inc.	149,354	5,483
* Integrated Circuit Systems, Inc.	286,252	5,473
* ANSYS, Inc.	156,084	5,340
* Foundry Networks, Inc.	536,010	5,306
* Coherent, Inc.	156,509	5,284
* Semtech Corp.	293,222	5,240
* Varian, Inc.	137,517	5,211
* SigmaTel Inc.	138,941	5,201
* Maxtor Corp.	975,600	5,190
* Benchmark Electronics, Inc.	162,978	5,188
* Anixter International Inc.	143,207	5,177
* Quest Software, Inc.	374,002	5,176
* Websense, Inc.	94,907	5,106
* Integrated Device Technology Inc.	419,055	5,041
* Avocent Corp.	194,607	4,994
* UNOVA, Inc.	240,210	4,960
* UTStarcom, Inc.	449,517	4,922
* Intergraph Corp.	170,839	4,922
* Wind River Systems Inc.	324,828	4,898
Imation Corp.	140,366	4,878
* PalmOne, Inc.	189,602	4,812
* Syniverse Holdings Inc.	338,775	4,675
* WebEx Communications, Inc.	209,930	4,532
* Macrovision Corp.	194,104	4,424
* Ixia	235,894	4,197
* MicroStrategy Inc.	76,504	4,152
* Comtech Telecommunications Corp.	79,296	4,131
* RSA Security Inc.	260,330	4,126
* Sonus Networks, Inc.	969,772	4,112
* Siliconix, Inc.	114,821	4,051
* Ascential Software Corp.	218,053	4,041
* Gartner, Inc. Class A	420,623	4,025
* Digital River, Inc.	126,271	3,935
* Applied Micro Circuits Corp.	1,195,863	3,934
* Tekelec	246,367	3,927
* RealNetworks, Inc.	671,808	3,883
* Hutchinson Technology, Inc.	111,549	3,880
* SERENA Software, Inc.	162,439	3,860
* CIENA Corp.	2,224,316	3,826
* Skyworks Solutions, Inc.	602,064	3,823
* CSG Systems International, Inc.	233,332	3,801
* RF Micro Devices, Inc.	717,440	3,745
* ON Semiconductor Corp.	945,273	3,734
* DSP Group Inc.	143,755	3,703
* Sycamore Networks, Inc.	1,029,573	3,665
* Electronics for Imaging, Inc.	203,126	3,624
* Verint Systems Inc.	103,446	3,614
* AMIS Holdings Inc.	318,800	3,599
* Synaptics Inc.	153,483	3,561
* Mentor Graphics Corp.	258,823	3,546
* Power Integrations, Inc.	162,522	3,395
* Transaction Systems Architects, Inc.	146,228	3,385
* Progress Software Corp.	128,806	3,377
* Internet Security Systems, Inc.	184,338	3,373
* Sapient Corp.	457,843	3,363
* j2 Global Communications, Inc.	97,179	3,334
* FileNET Corp.	144,670	3,296
* Keane, Inc.	249,795	3,255
* SafeNet, Inc.	110,963	3,252
* ScanSource, Inc.	62,678	3,249
* Jupitermedia Corp.	204,047	3,165
* Micrel, Inc.	338,851	3,124
* CommScope, Inc.	207,914	3,110
* Altiris, Inc.	128,038	3,054
* MIPS Technologies, Inc.	265,391	3,052
* OmniVision Technologies, Inc.	200,962	3,045
* Silicon Image, Inc.	291,250	2,930
* ManTech International Corp.	125,944	2,906
* Intermagnetics General Corp.	118,855	2,893
* InPhonic, Inc.	123,200	2,798
* Harmonic, Inc.	287,224	2,746
* Microsemi Corp.	167,904	2,735
* Equinix, Inc.	64,370	2,725
* Agere Systems Inc. Class B	1,900,700	2,699
* KEMET Corp.	344,511	2,670
* PDF Solutions, Inc.	189,984	2,660
* Amkor Technology, Inc.	688,788	2,659
* Informatica Corp.	315,844	2,612
* Dendrite International, Inc.	185,515	2,605
Syntel, Inc.	146,754	2,598
* FormFactor Inc.	114,300	2,588
* Daktronics, Inc.	119,518	2,588
Black Box Corp.	69,029	2,582
* Aspect Communications Corp.	247,602	2,578
* Conexant Systems, Inc.	1,696,017	2,544
* Aeroflex, Inc.	272,233	2,540
* Mercury Computer Systems, Inc.	91,762	2,531
Inter-Tel, Inc.	102,301	2,506
* Witness Systems, Inc.	140,272	2,462
* Extreme Networks, Inc.	417,691	2,460
* Diodes Inc.	88,942	2,413
Agilysys, Inc.	122,037	2,399
* NetIQ Corp.	209,018	2,389
EDO Corp.	79,375	2,385
* Manhattan Associates, Inc.	117,002	2,383
* Identix, Inc.	471,421	2,381
* Opsware, Inc.	457,439	2,360
* Stratasys, Inc.	82,750	2,344
* Vitesse Semiconductor Corp.	861,018	2,308
* Epicor Software Corp.	176,090	2,307
* PortalPlayer Inc.	100,400	2,292
* Digitas Inc.	226,826	2,291
* Blue Coat Systems, Inc.	94,683	2,225
* Lattice Semiconductor Corp.	409,831	2,201
* II-VI, Inc.	126,076	2,199
* Checkpoint Systems, Inc.	129,560	2,187
* Sigma Designs, Inc.	205,274	2,180
* Newport Corp.	150,321	2,178
* Komag, Inc.	97,200	2,172
* Borland Software Corp.	264,839	2,150
* Zoran Corp.	206,918	2,142
Cubic Corp.	112,255	2,126
* Openwave Systems Inc.	173,347	2,113
* Ditech Communications Corp.	168,705	2,104
* Fargo Electronics	143,390	2,104
* SupportSoft, Inc.	386,229	2,039
* Excel Technology, Inc.	82,720	2,033
* Netlogic Microsystems Inc.	163,418	2,028
* Exar Corp.	151,074	2,024
* Neoware Systems, Inc.	187,530	1,956
* 3D Systems Corp.	102,643	1,937
* InterVoice, Inc.	171,873	1,930
* Retek Inc.	168,854	1,895
* Adaptec, Inc.	386,579	1,852
* Packeteer, Inc.	120,115	1,849
* Advanced Digital Information Corp.	223,967	1,837
* Arbinet Holdings, Inc.	94,738	1,805
* Ariba, Inc.	230,889	1,792
* Niku Corp.	99,029	1,787
* Kanbay International Inc.	87,037	1,781
* Quantum Corp.	609,349	1,773
* Embarcadero Technologies, Inc.	268,917	1,772
* McDATA Corp. Class A	468,319	1,766
* MRV Communications Inc.	545,790	1,763
* Magma Design Automation, Inc.	148,136	1,758
* ViaSat, Inc.	93,358	1,745
* Digi International, Inc.	125,612	1,723
* Cherokee International Corp.	239,220	1,672
* Standard Microsystem Corp.	96,312	1,672
* Actel Corp.	107,314	1,650
* NETGEAR, Inc.	109,202	1,648
* Blackboard Inc.	94,345	1,645
* I.D. Systems, Inc.	147,777	1,637
* TriQuint Semiconductor, Inc.	483,156	1,633
* Covansys Corp.	108,785	1,623
* Datastream Systems, Inc.	230,675	1,619
* Pinnacle Systems, Inc.	286,159	1,600
* TechTeam Global, Inc.	144,880	1,598
* Tyler Technologies, Inc.	208,947	1,590
* KVH Industries, Inc.	172,867	1,575
* Ansoft Corp.	58,064	1,567
* Applix, Inc.	259,429	1,563
* Vyyo Inc.	209,084	1,553
* Micromuse Inc.	338,265	1,532
* Verisity Ltd.	128,343	1,531
* SeeBeyond Technology Corp.	484,503	1,531
* Virage Logic Corp.	139,118	1,525
* Stellent Inc.	181,266	1,524
Talx Corp.	83,826	1,522
* TTM Technologies, Inc.	145,339	1,520
* SiRF Technology Holdings, Inc.	135,419	1,511
* Pixelworks, Inc.	184,010	1,500
* COMARCO, Inc.	172,268	1,490
* Click Commerce, Inc.	102,832	1,467
* Mechanical Technology Inc.	331,442	1,465
* Cirrus Logic, Inc.	323,169	1,461
* Mapics Inc.	112,907	1,437
* Plexus Corp.	124,824	1,437
* Novatel Wireless, Inc.	132,847	1,428
* RadiSys Corp.	100,390	1,422
* Lexar Media, Inc.	285,235	1,420
* Verity, Inc.	149,989	1,417
Lowrance Electronics, Inc.	57,769	1,404
* Telular Corp.	222,622	1,400
* Lawson Software Inc.	231,200	1,364
* Ciber, Inc.	187,085	1,360
* OPNET Technologies, Inc.	162,613	1,359
* Visual Networks, Inc.	452,023	1,356
* Remec, Inc.	254,084	1,342
* Keynote Systems Inc.	111,829	1,327
* webMethods, Inc.	241,987	1,326
* Captiva Software Corp.	121,630	1,317
* Silicon Storage Technology, Inc.	352,975	1,313
* Ulticom, Inc.	117,877	1,312
* Merge Technologies, Inc.	72,913	1,280
* Interwoven Inc.	163,849	1,276
* PEC Solutions, Inc.	101,392	1,276
* Online Resources Corp.	144,711	1,275
* Dynamics Research Corp.	77,090	1,267
* American Power Technology, Inc.	178,108	1,265
* The TriZetto Group, Inc.	135,486	1,261
* Anaren, Inc.	102,608	1,245
* IXYS Corp.	107,667	1,232
* WorldGate Communications, Inc.	314,342	1,226
* Actuate Software Corp.	509,538	1,223
Bel Fuse, Inc. Class B	40,350	1,223
* Silicon Graphics, Inc.	1,027,252	1,222
* Phoenix Technologies Ltd.	126,528	1,205
* Answerthink Consulting Group, Inc.	287,790	1,189
* Echelon Corp.	172,689	1,181
* PLX Technology, Inc.	112,000	1,176
* Entrust, Inc.	311,801	1,169
Integral Systems, Inc.	50,783	1,166
* Iomega Corp.	271,076	1,163
* SeaChange International, Inc.	89,347	1,157
* MRO Software Inc.	82,178	1,153
* Pericom Semiconductor Corp.	131,907	1,130
* eCollege.com Inc.	87,138	1,128
* Intellisync Corp.	305,846	1,119
* InFocus Corp.	194,689	1,118
* Zhone Technologies	436,678	1,114
* Enterasys Networks, Inc.	795,125	1,113
Methode Electronics, Inc. Class A	91,702	1,111
* MapInfo Corp.	92,229	1,110
* SonicWALL, Inc.	215,299	1,096
* Radiant Systems, Inc.	111,822	1,096
* Viewpoint Corp.	390,489	1,093
* LCC International, Inc. Class A	256,504	1,080
Blackbaud, Inc.	85,118	1,072
* Docucorp International, Inc.	138,019	1,071
* Genesis Microchip Inc.	73,182	1,057
* Aspen Technologies, Inc.	185,642	1,054
* Hifn, Inc.	145,271	1,053
* EMS Technologies, Inc.	77,079	1,048
* MatrixOne, Inc.	219,573	1,047
* American Reprographics Co.	72,682	1,043
* ScanSoft, Inc.	279,866	1,041
QAD Inc.	125,168	1,035
* ESS Technology, Inc.	195,600	1,031
* Kana Software, Inc.	609,750	1,030
* Agile Software Corp.	140,988	1,026
* Tier Technologies, Inc.	138,637	1,022
* Atheros Communications	98,048	1,007
* Napster, Inc.	153,548	1,000
* The Ultimate Software Group, Inc.	62,425	998
* NetScout Systems, Inc.	222,769	991
* OSI Systems Inc.	56,528	990
* Carrier Access Corp.	165,323	985
SS& C Technologies, Inc.	42,933	979
* Integrated Silicon Solution, Inc.	145,949	978
* Convera Corp.	188,671	977
* SYNNEX Corp.	55,800	972
* Vignette Corp.	735,908	964
* Secure Computing Corp.	111,983	960
* NVE Corp.	49,978	953
* FalconStor Software, Inc.	157,284	939
* Gerber Scientific, Inc.	128,809	938
* QuickLogic Corp.	274,020	937
* Zix Corp.	247,780	927
* Universal Display Corp.	130,974	916
* NetManage, Inc.	138,244	914
* Kopin Corp.	296,260	910
* Redback Networks Inc.	151,991	909
* Monolithic Power Systems	102,644	906
* Sykes Enterprises, Inc.	131,063	900
* Ionatron Inc.	106,030	881
* Mobius Management Systems, Inc.	134,036	878
* SBS Technologies, Inc.	78,640	877
* Concurrent Computer Corp.	425,023	876
* ePlus Inc.	74,991	875
* Extended Systems Inc.	178,268	861
* JDA Software Group, Inc.	60,708	852
* Merix Corp.	75,580	847
* Mindspeed Technologies, Inc.	378,038	843
* Interlink Electronics Inc.	128,865	835
* SPSS, Inc.	46,783	814
* Concord Communications, Inc.	80,034	810
* Lionbridge Technologies, Inc.	141,573	806
* Zomax Inc.	268,263	799
* Computer Network Technology Corp.	170,591	788
* Plumtree Software, Inc.	159,017	786
* RightNow Technologies Inc.	63,941	784
* Sirenza Microdevices, Inc.	244,212	774
* Freescale Semiconductor, Inc.	44,711	771
* Forgent Networks, Inc.	361,937	767
* IPIX Corp.	264,575	767
* Westell Technologies, Inc.	138,180	761
* Herley Industries Inc.	44,214	757
* Safeguard Scientifics, Inc.	518,812	737
* Bell Microproducts Inc.	98,017	733
* Broadwing Corp.	176,562	731
* Multi-Fineline Electronix, Inc.	40,874	721
Park Electrochemical Corp.	35,354	716
* Apropos Technology, Inc.	238,430	715
* Ramtron International Corp.	217,697	710
* Aware, Inc.	162,717	709
* Sipex Corp.	305,092	708
* Computer Task Group, Inc.	176,535	703
* Ampex Corp. Class A	17,507	700
* Bottomline Technologies, Inc.	53,500	698
* VA Software Corp.	422,485	697
* Finisar Corp.	556,476	696
* Audible, Inc.	51,284	693
* SAFLINK Corp.	312,464	684
* iGATE Corp.	183,010	683
* Dot Hill Systems Corp.	114,357	680
* PC-Tel, Inc.	92,074	678
TSR, Inc.	83,485	674
* Stratex Networks, Inc.	364,847	671
* Astea International, Inc.	83,412	671
* Tumbleweed Communications Corp.	241,108	665
* Research Frontiers, Inc.	127,865	665
* ActivCard Corp.	104,375	663
* BindView Development Corp.	199,851	656
* NYFIX, Inc.	121,529	654
* @ Road, Inc.	159,266	653
* Bioveris Corp.	123,155	650
* ImageWare Systems, Inc.	198,400	641
* Wave Systems Corp.	666,632	640
* PalmSource, Inc.	70,280	635
* Inforte Corp.	117,454	634
* All American Semiconductor, Inc.	131,305	634
* Open Solutions Inc.	31,700	629
* Saba Software, Inc.	119,993	607
Sunrise Telecom Inc.	224,824	607
* Pegasystems Inc.	112,566	606
* Oplink Communications, Inc.	380,999	598
* Trident Microsystems, Inc.	33,550	593
* Nu Horizons Electronics Corp.	81,995	586
* On2 Technologies, Inc.	902,207	577
* Captaris Inc.	142,533	577
* EPIQ Systems, Inc.	44,301	575
* Cray Inc.	223,548	570
* Supertex, Inc.	31,069	569
* Volterra Semiconductor Corp.	42,029	567
* AuthentiDate Holding Corp.	139,044	555
* Glenayre Technologies, Inc.	306,064	548
* Pomeroy IT Solutions, Inc.	35,344	527
BEI Technologies, Inc.	21,912	525
* Overland Storage, Inc.	35,746	525
* Paradyne Networks, Inc.	248,890	520
* Network Equipment Technologies, Inc.	92,141	519
* E.piphany Inc.	144,402	513
* TranSwitch Corp.	373,371	512
* Vastera, Inc.	173,581	509
* Centra Software, Inc.	210,764	506
* Avici Systems Inc.	116,817	502
* Interactive Intelligence Inc.	100,965	501
* Motive, Inc.	50,000	500
* Numerex Corp.	100,106	500
* Ceva, Inc.	67,193	497
* Computer Horizons Corp.	135,396	494
* White Electronic Designs Corp.	99,852	488
* WJ Communications, Inc.	203,684	485
* Argonaut Technologies Inc.	539,492	480
* Art Technology Group, Inc.	452,110	475
* SI International Inc.	17,092	472
* Monolithic System Technology, Inc.	80,292	470
* Micro Linear Corp.	92,293	466
* Avanex Corp.	355,296	462
* Aether Systems, Inc.	137,771	460
* Loudeye Corp.	308,391	456
* Transmeta Corp.	489,013	455
* Innovex, Inc.	128,172	452
* BroadVision, Inc.	263,394	448
* Lasercard Corp.	89,693	447
* Analysts International Corp.	123,271	446
* Alliance Semiconductor Corp.	177,750	443
* Ebix, Inc.	43,382	438
* Net2Phone, Inc.	271,795	438
* Leadis Technology Inc.	72,375	433
* Channell Commercial Corp.	56,150	423
* Concur Technologies, Inc.	50,623	411
* Vitria Technology, Inc.	117,400	406
* WatchGuard Technologies, Inc.	125,731	406
* Blue Martini Software, Inc.	101,142	395
* MetaSolv, Inc.	159,023	390
* NMS Communications Corp.	88,047	378
* Nuance Communications Inc.	125,883	368
* Innovative Solutions and Support, Inc.	11,500	365
* Manugistics Group, Inc.	215,081	361
* I-many, Inc.	226,029	359
* American Science & Engineering, Inc.	8,020	359
* Datawatch Corp.	74,576	358
* Catapult Communications Corp.	16,412	350
* ONYX Software Corp.	132,592	349
* eLoyalty Corp.	55,606	349
* Sumtotal Systems Inc.	63,417	346
* HEI, Inc.	112,984	339
* SteelCloud Inc.	123,134	339
* Insightful Corp.	127,358	332
* Selectica, Inc.	100,865	325
* Centillium Communications, Inc.	125,678	322
* ACE	97,766	311
* Applied Digital Solutions, Inc.	89,070	308
* The SCO Group, Inc.	86,367	305
* CallWave, Inc.	50,464	298
* Chordiant Software, Inc.	177,759	297
* Versant Corp.	368,092	291
* Lantronix, Inc.	156,839	290
* Optical Communication Products, Inc.	165,247	288
* NASSDA Corp.	42,439	283
* Network Engines, Inc.	159,283	280
* Planar Systems, Inc.	30,571	276
* Mobility Electronics, Inc.	38,063	266
Bel Fuse, Inc. Class A	10,580	257
* Quovadx, Inc.	81,356	251
* Segue Software, Inc.	46,734	248
* Crossroads Systems, Inc.	289,474	240
* Omtool, Ltd.	33,644	239
* Xybernaut Corp.	560,119	235
* SimpleTech, Inc.	57,163	225
* Digital Lightwave, Inc.	283,191	224
* Datalink Corp.	72,425	218
* Staktek Holdings Inc.	54,619	216
* Interland, Inc.	100,906	216
* Evolving Systems, Inc.	80,660	216
* Ezenia!, Inc.	102,053	209
* Cosine Communications, Inc.	99,683	207
* Superconductor Technologies Inc.	298,160	203
* ANADIGICS, Inc.	135,190	195
* InterVideo Inc.	17,405	191
* Infocrossing, Inc.	11,819	187
* California Micro Devices Corp.	36,018	182
* Stratos International Inc.	41,411	180
* MTI Technology Corp.	120,969	179
* International DisplayWorks, Inc.	18,250	174
* Internet Capital Group Inc	24,231	170
* Critical Path, Inc.	235,399	169
Sypris Solutions, Inc.	15,322	164
* Technology Solutions Co.	161,987	164
* SAVVIS Communications Corp.	263,179	163
* SCM Microsystems, Inc.	47,054	154
Celeritek, Inc.	190,495	152
* Verilink Corp.	74,721	152
* Intraware, Inc.	223,826	148
* Digimarc Corp.	23,942	147
* Alanco Technologies, Inc.	120,487	139
* BSQUARE Corp.	272,447	136
* Terremark Worldwide, Inc.	192,100	125
* Kintera Inc.	22,572	120
* ACT Teleconferencing, Inc.	196,028	110
* Verso Technologies, Inc.	265,044	95
* NaviSite, Inc.	53,009	89
* Cogent Communications Group, Inc.	6,723	84
* Three-Five Systems, Inc.	69,950	72
* Amtech Systems, Inc.	18,932	60
* Airnet Communications Corp.	55,910	58
* Tripath Technology Inc.	64,676	58
* The A Consulting Team, Inc.	5,186	57
* Cascade Microtech, Inc.	5,439	52
* GraphOn Corp.	113,770	47
* VIA NET.WORKS, Inc.	223,374	45
* AXT, Inc.	35,967	44
* Network-1 Security Solutions, Inc.	39,125	43
* Artisoft, Inc.	16,051	40
* LightPath Technologies, Inc. Class A	11,807	37
* Pemstar Inc.	25,578	30
* Callidus Software Inc.	7,200	29
* Direct Insite Corp.	30,651	23
* Dynabazaar, Inc.	65,665	20
* DSL.Net, Inc.	82,929	11
* eGain Communications Corp.	9,782	8
* Versata, Inc.	7,180	6
* M-WAVE, Inc.	4,000	5
* Microstrategy Inc. Warrants Exp. 6/24/2007	16,344	3
* Covad Communications Group, Inc.	1,699	2
Auspex Systems, Inc.	116,823	2
* NexPrise, Inc.	4,253	1
* Media 100 Inc.	93,278	1
* ProcureNet, Inc.	22,500	-

		7,166,151

Utilities (6.4%)
Verizon Communications Inc.	10,918,899	387,621
SBC Communications Inc.	13,073,779	309,718
* Comcast Corp. Class A	8,224,766	277,833
BellSouth Corp.	7,223,241	189,899
Sprint Corp.	5,618,810	127,828
* Nextel Communications, Inc.	4,250,476	120,799
Exelon Corp.	2,612,684	119,896
Duke Energy Corp.	3,698,714	103,601
Dominion Resources, Inc.	1,343,129	99,969
Southern Co.	2,929,262	93,238
TXU Corp.	1,149,533	91,537
ALLTEL Corp.	1,215,549	66,673
Entergy Corp.	894,800	63,227
FPL Group, Inc.	1,461,160	58,666
AT& T Corp.	3,114,760	58,402
FirstEnergy Corp.	1,300,709	54,565
PG& E Corp.	1,563,571	53,318
American Electric Power Co., Inc.	1,560,996	53,168
Public Service Enterprise Group, Inc.	939,892	51,121
Edison International	1,284,808	44,609
* AES Corp.	2,558,481	41,908
Progress Energy, Inc.	973,283	40,829
Consolidated Edison Inc.	956,618	40,350
PPL Corp.	744,949	40,220
Ameren Corp.	766,246	37,554
Kinder Morgan, Inc.	487,263	36,886
Sempra Energy	914,089	36,417
Constellation Energy Group, Inc.	691,973	35,775
* Cablevision Systems NY Group Class A	1,192,684	33,455
DTE Energy Co.	685,234	31,164
MCI Inc.	1,241,847	30,947
Cinergy Corp.	738,946	29,942
Xcel Energy, Inc.	1,576,933	27,092
* Qwest Communications International Inc.	7,039,910	26,048
KeySpan Corp.	631,815	24,622
NiSource, Inc.	1,067,462	24,327
* NTL Inc.	345,238	21,981
* Comcast Corp. Special Class A	654,930	21,875
Questar Corp.	331,453	19,639
Telephone & Data Systems, Inc.	225,239	18,380
CenturyTel, Inc.	532,810	17,497
Citizens Communications Co.	1,323,511	17,126
SCANA Corp.	440,464	16,835
Wisconsin Energy Corp.	464,209	16,479
* Nextel Partners, Inc.	728,543	15,999
* NII Holdings Inc.	275,663	15,851
* U.S. Cellular Corp.	340,704	15,546
Pepco Holdings, Inc.	732,132	15,367
Pinnacle West Capital Corp.	360,187	15,312
Energy East Corp.	578,543	15,169
CenterPoint Energy Inc.	1,214,829	14,614
* UnitedGlobalCom Inc. Class A	1,530,386	14,477
* Western Wireless Corp. Class A	367,416	13,947
MDU Resources Group, Inc.	463,466	12,801
ONEOK, Inc.	406,658	12,533
DPL Inc.	498,864	12,472
TECO Energy, Inc.	787,919	12,355
Alliant Energy Corp.	458,482	12,278
NSTAR	209,342	11,367
* Allegheny Energy, Inc.	541,923	11,196
AGL Resources Inc.	303,562	10,603
* Southern Union Co.	416,523	10,459
Western Gas Resources, Inc.	291,264	10,034
* CMS Energy Corp.	751,737	9,803
Northeast Utilities	505,708	9,745
Energen Corp.	143,522	9,559
OGE Energy Corp.	346,080	9,327
National Fuel Gas Co.	325,862	9,316
Aqua America, Inc.	374,671	9,123
UGI Corp. Holding Co.	200,208	9,093
Great Plains Energy, Inc.	292,989	8,960
* Kinder Morgan Management, LLC	213,745	8,676
Puget Energy, Inc.	392,643	8,654
* Southwestern Energy Co.	145,815	8,276
Atmos Energy Corp.	302,141	8,158
Hawaiian Electric Industries Inc.	317,330	8,098
Vectren Corp.	300,122	7,995
WPS Resources Corp.	146,981	7,778
Westar Energy, Inc.	337,411	7,302
Piedmont Natural Gas, Inc.	302,678	6,974
NICOR Inc.	174,078	6,457
PNM Resources Inc.	238,652	6,367
* Alamosa Holdings, Inc.	534,276	6,235
Peoples Energy Corp.	148,403	6,221
WGL Holdings Inc.	191,843	5,939
New Jersey Resources Corp.	134,950	5,874
* Level 3 Communications, Inc.	2,690,881	5,543
Duquesne Light Holdings, Inc.	302,393	5,419
* Sierra Pacific Resources	473,793	5,093
* Commonwealth Telephone Enterprises, Inc.	106,031	4,998
Northwest Natural Gas Co.	137,130	4,960
ALLETE, Inc.	116,742	4,886
IDACORP, Inc.	166,320	4,718
* Price Communications Corp.	267,585	4,683
* IDT Corp. Class B	308,128	4,557
UniSource Energy Corp.	138,780	4,298
South Jersey Industries, Inc.	72,791	4,105
Avista Corp.	233,902	4,093
* Cincinnati Bell Inc.	941,436	4,001
Valor Communications Group, Inc.	275,500	3,986
Black Hills Corp.	114,380	3,783
* El Paso Electric Co.	192,303	3,654
Cleco Corp.	156,511	3,334
* Centennial Communications Corp. Class A	306,360	3,324
Southwest Gas Corp.	134,114	3,240
The Laclede Group, Inc.	107,715	3,145
UIL Holdings Corp.	61,398	3,110
* Premiere Global Services, Inc.	274,409	3,106
CH Energy Group, Inc.	67,084	3,066
Empire District Electric Co.	115,003	2,675
Iowa Telecommunications Services Inc.	129,700	2,529
American States Water Co.	96,896	2,451
* Aquila, Inc.	636,937	2,439
* UbiquiTel Inc.	336,242	2,253
MGE Energy, Inc.	65,374	2,167
Otter Tail Corp.	85,350	2,137
* Mediacom Communications Corp.	325,796	2,131
Cascade Natural Gas Corp.	100,955	2,015
California Water Service Group	58,920	1,966
Surewest Communications	78,452	1,809
* Talk America Holdings, Inc.	274,716	1,772
* General Communication, Inc.	192,706	1,759
Ormat Technologies Inc.	104,500	1,636
* Global Crossing Ltd.	98,800	1,535
* Time Warner Telecom Inc.	384,103	1,525
FairPoint Communications, Inc.	101,100	1,513
Green Mountain Power Corp.	49,663	1,455
Connecticut Water Services, Inc.	55,853	1,393
SJW Corp.	39,127	1,375
Middlesex Water Co.	75,087	1,363
Hector Communications Corp.	61,452	1,321
Atlantic Tele-Network, Inc.	41,240	1,321
North Pittsburgh Systems, Inc.	62,138	1,228
Chesapeake Utilities Corp.	43,644	1,161
EnergySouth, Inc.	40,026	1,146
Central Vermont Public Service Corp.	47,368	1,065
Shenandoah Telecommunications Co.	31,600	980
* IDT Corp.	64,834	921
Alaska Communications Systems Holdings, Inc.	85,749	862
Maine & Maritimes Corp.	31,054	784
* Dobson Communications Corp.	383,088	774
* Primus Telecommunications Group, Inc.	428,881	673
CT Communications, Inc.	50,736	534
* Triton PCS, Inc.	233,721	519
* Intrado Inc.	41,068	505
* Boston Communications Group, Inc.	70,172	500
* Hungarian Telephone and Cable Corp.	24,267	433
Warwick Valley Telephone Co.	19,258	415
D& E Communications, Inc.	41,374	378
Hickory Tech Corp.	34,388	349
* US LEC Corp. Class A	128,011	325
* Pac-West Telecom, Inc.	137,766	226
* Covista Communications, Inc.	125,183	222
* Penn Octane Corp.	129,320	162
* McLeod USA Inc.	256,695	46
* FiberNet Telecom Group, Inc.	48,291	29
* Trinsic, Inc.	37,384	19
* GoAmerica, Inc.	252	2
* XO Communications, Inc.	414	1

		3,701,247

Other (4.7%)
General Electric Co.	41,689,302	1,503,316
* Berkshire Hathaway Inc. Class A	5,580	485,460
3M Co.	3,070,082	263,075
Honeywell International Inc.	3,354,942	124,837
Fortune Brands, Inc.	568,020	45,799
Johnson Controls, Inc.	749,423	41,788
Textron, Inc.	546,620	40,789
* Berkshire Hathaway Inc. Class B	14,151	40,415
Eaton Corp.	597,524	39,078
ITT Industries, Inc.	363,940	32,842
Brunswick Corp.	377,003	17,663
Hillenbrand Industries, Inc.	244,235	13,548
SPX Corp.	300,515	13,006
Wesco Financial Corp.	28,114	10,823
Carlisle Co., Inc.	123,035	8,584
Teleflex Inc.	158,733	8,124
Walter Industries, Inc.	143,679	6,114
Lancaster Colony Corp.	141,325	6,013
Trinity Industries, Inc.	187,602	5,285
* McDermott International, Inc.	264,072	4,999
GenCorp, Inc.	171,394	3,428
Raven Industries, Inc.	101,751	2,078
* United Capital Corp.	82,984	2,028
* Xanser Corp.	472,934	1,513
* Sequa Corp. Class A	26,040	1,350
Kaman Corp. Class A	55,466	691
GenTek, Inc.	38,531	636
* Foster Wheeler Ltd.	11,758	205
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	235,171	94

		2,723,581

TOTAL COMMON STOCKS
(Cost $50,074,738)		57,260,057

TEMPORARY CASH INVESTMENTS (2.3%)

Money Market Fund (2.2%)
Vanguard Market Liquidity Fund, 2.748%**	1,296,538,669	1,296,539
	Face
	Amount
	(000)

U.S. Agency Obligations (0.1%)
Federal Home Loan Bank (1)
(2)2.555%, 4/20/2005	12,000	11,982
Federal Home Loan Mortgage Corp. (1)
(2)3.001%, 7/19/2005	10,000	9,904
Federal National Mortgage Assn. (1)
(2)2.573%, 4/20/2005	5,000	4,992

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,323,426)		1,323,417

TOTAL INVESTMENTS (101.6%)
(Cost $51,398,164)		58,583,474

OTHER ASSETS AND LIABILITIES--NET (-1.6%)		(934,673)

NET ASSETS (100%)		$57,648,801

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line-of-credit) would require congressional action.
(2)Securities with a value of $26,878,000 have been segregated as initial margin for open futures contracts.
REIT--Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2005, the cost of investment securities for tax purposes was $51,398,164,000. Net unrealized appreciation of investment securities for tax purposes was $7,185,310,000, consisting of unrealized gains of $12,118,584,000 on securities that had risen in value since their purchase and $4,933,274,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S& P 500 Index	854	$252,762	($3,691)
S& P MidCap 400 Index	79	26,133	(542)
E-mini S& P 500 Index	1,635	96,784	127
Russell 2000 Index	24	7,414	(193)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.